As filed with the Securities and Exchange Commission on July 28, 2006

                                        Securities Act Registration No. 33-74470
                                Investment Company Act Registration No. 811-8312


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                         Pre-Effective Amendment No.                       [ ]
                                                      ---

                       Post-Effective Amendment No.   16                   [X]
                                                      ---

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                              Amendment No.           16                   [X]
                                                      ---

                        (Check appropriate box or boxes)

                         INSTITUTIONAL DAILY INCOME FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5200
                                                           --------------

                                 ROSANNE HOLTZER
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)

             Copy to: MICHAEL R. ROSELLA, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                      75 East 55th Street
                      New York, New York 10022
                      (212) 318-6800

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)


    [X] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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INSTITUTIONAL DAILY                                   600 FIFTH AVENUE
INCOME FUND                                           NEW YORK, NY 10020
                                                      (212) 830-5345
Class A Shares; Class B Shares                        (800) 433-1918 (Toll Free)
--------------------------------------------------------------------------------
PROSPECTUS

July 28, 2006


The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS
  2     Risk/Return Summary: Investments, Risks               12   Management, Organization
        and Performance                                            and Capital Structure
  6     Risk/Return Summary:  Fee Table                       13   Shareholder Information
  7     Investment Objectives, Principal Investment           23   Distribution Arrangements
        Strategies and Related Risks                          25   Financial Highlights


The Notice of the Reich & Tang Privacy Policy is included with this Prospectus but is not part of the Prospectus.

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I.   RISK/RETURN SUMMARY: INVESTMENTS,
     RISKS AND PERFORMANCE

INVESTMENT OBJECTIVES
---------------------

     The Fund is composed of three portfolios - the U.S. Treasury Portfolio, the Money Market Portfolio and the Municipal Portfolio (each a "Portfolio" and collectively, the "Portfolios").

     The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     There is no assurance that the Portfolios will achieve their investment objectives.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

     The Fund intends to achieve its investment objectives through three separate Portfolios. Each Portfolio is a money market portfolio that invests in high quality, short-term debt instruments. The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.

      Each Portfolio's strategy is as follows:

THE U.S. TREASURY PORTFOLIO
---------------------------

     The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.

THE MONEY MARKET PORTFOLIO
--------------------------

     The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.

THE MUNICIPAL PORTFOLIO
-----------------------

     The Municipal Portfolio seeks to achieve its objective by investing principally in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular federal income tax. The Municipal Portfolio has not yet been activated and is not yet offered for sale or distribution.

PRINCIPAL RISKS
---------------

RISKS COMMON TO ALL PORTFOLIOS:
-------------------------------

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risks of Investing in the U.S. Treasury Portfolio:

o The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of the U.S. Treasury Portfolio is likely to be lower than that of the Money Market Portfolio.

Risks of Investing in the Money Market Portfolio:

o The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risks of Investing in the Municipal Portfolio:

o The Municipal Portfolio may contain municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.


Risk/Return Bar Chart And Table
--------------------------------------------------------------------------------


      The following bar charts and tables may assist you in deciding whether to invest in a Portfolio of the Fund. The bar charts show the change in the annual total returns of the U.S. Treasury Portfolio (Class A shares) and the Money Market Portfolio (Class B shares) for the last ten calendar years, respectively. The table for the U.S. Treasury Portfolio shows the average annual total returns of both classes of the Portfolio for the last one year, five year and since inception periods. The table for the Money Market Portfolio shows the Class A shares' average annual total return for the last one year, five year, ten year and since inception periods and the Class B shares' average annual total return for the last one year, five year, ten year and since inception periods. A bar chart and table for the Municipal Portfolio will be provided once the Municipal Portfolio has been in existence for a full calendar year. While analyzing this information, please note that the Portfolios' past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the U.S. Treasury and the Money Market Portfolios may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

--------------------------------------------------------------------------------
                U.S.Treasury Portfolio - Class A Shares (1)(2)(3)

[OBJECT OMITTED]
Calendar Year End   % Total Return
-----------------   ---------------
1996                5.01%
1997                5.17%
1998                5.07%
1999                4.59%
2000                5.88%
2001                3.78%
2002                1.47%
2003                0.74%
2004                0.87%

2005                2.70%



(1) As of June 30, 2006, the U.S. Treasury Portfolio Class A shares had a year-to-date return of 2.07%.


(2) The U.S. Treasury Portfolio Class A shares' highest quarterly return was 1.53% for the quarter ended December 31, 2000; the lowest quarterly return was 0.14% for the quarter ended March 31, 2004.

(3) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.


     Average Annual Total Returns - For the periods ended December 31, 2005

                                                  Class A                Class B
                                                  -------                -------

     One Year                                      2.70%                  2.96%
     Five Years                                    1.90%                  2.16%
     Ten Years                                     3.51%                  N/A
     Since Inception*                              3.53%                  3.63%



* The inception date for the Class A shares was November 29, 1995, and for the Class B shares was November 18, 1996.

--------------------------------------------------------------------------------
                Money Market Portfolio - Class B Shares (1)(2)(3)

[OBJECT OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
1995                5.97%
1996                5.44%
1997                5.59%
1998                5.54%
1999                5.19%
2000                6.45%
2001                4.15%
2002                1.73%
2003                1.08%
2004                1.26%

2005                3.12%



(1) As of June 30, 2006, the Money Market Portfolio Class B shares had a year-to-date return of 2.29%.

(2) The Money Market Portfolio Class B shares' highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.23% for the quarter ended March 31, 2004.

(3) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.


       Average Annual Total Returns - For the periods ended December 31, 2005

                                           Class A             Class B
                                           -------             -------

       One Year                             2.84%               3.12%
       Five Years                           1.99%               2.26%
       Ten Years                            3.67%               3.93%
       Since Inception*                     3.81%               4.16%




* The inception date for the Class A shares was April 6, 1995, and for the Class B shares was April 14, 1994.


--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

Shareholder Fees
----------------
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................           $15.00*

-------------------

* There is a $15 fee for all wire redemptions of less than $10,000.

Annual Fund Operating Expenses -
--------------------------------
(expenses that are deducted from Fund assets)

                                            U.S. TREASURY               MONEY MARKET                   MUNICIPAL
                                              PORTFOLIO                   PORTFOLIO                    PORTFOLIO**
                                         -----------------            ------------------            ---------------
                                         CLASS A     CLASS B          CLASS A         CLASS B       CLASS A      CLASS B
                                        ---------   ---------        ------------    -----------    --------    ---------
Management Fees ....................      0.12%       0.12%            0.12%            0.12%         0.12%        0.12%
Distribution and Service (12b-1) Fees     0.25%       None             0.25%            None          0.25%        None

Other Expenses+.....................      0.13%       0.13%            0.17%            0.16%         0.17%        0.16%

  Administration Fees............... 0.05%       0.05%            0.05%          0.05%                0.05%        0.05%
                                          ------      ------          ----             -----            ------     -----

Total Annual Fund Operating Expenses*     0.50%       0.25%            0.54%            0.28%         0.54%        0.28%

-------------------

+ Other Expenses includes class specific Transfer Agent fees of 0.02% for each portfolio.

* The Fund's manager voluntarily waived a portion of the Management Fees and Administration Fees with respect to the U. S. Treasury Portfolio and Money Market Portfolio. The Fund's shareholder servicing agent voluntarily waived a portion of the Transfer Agent fees with respect to the Money Market Portfolio. After such waivers, the actual Management Fees, Administration Fees, Transfer Agent Fees and Total Annual Fund Operating Expenses for these Portfolios were as follows:



 Management Fees -                              Class A Shares                Class B Shares
                                                --------------                --------------

    U.S. Treasury Portfolio                        0.11%                           0.11%
    Money Market Portfolio                         0.09%                           0.09%

 Administration Fees -

   U. S. Treasury Portfolio                        0.01%                           0.01%
   Money Market Portfolio                          0.02%                           0.02%

 Transfer Agent Fees -
   Money Market Portfolio                          0.01%                           0.00%


 Total Annual Fund Operating Expenses -
   U. S. Treasury Portfolio                        0.45%                           0.20%
   Money Market Portfolio                          0.47%                           0.20%


The manager and shareholder servicing agent, at their option, may terminate these fee waiver arrangements at any time.

EXAMPLE
-------

This Example is intended to help you compare the cost of investing in any of the Fund's Portfolios with the cost of investing in other money market funds.

The Example assumes that you invest $10,000 in any of the Portfolios of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 Year           3 Years          5 Years       10 Years

 U.S. Treasury Portfolio   Class A:                  $51              $160             $280          $628
                           Class B:                  $26              $80              $141          $318

 Money Market Portfolio    Class A:                  $55              $173             $302          $677

                           Class B:                  $29              $90              $157          $356


 Municipal Portfolio**     Class A:                  $55              $173             $302          $677

                           Class B:                  $29              $90              $157          $356

** At this time, the Municipal Portfolio of the Fund has not yet been activated by the Fund's manager and expenses shown are at levels anticipated for the current fiscal year.

                                        -6-

--------------------------------------------------------------------------------
II.  INVESTMENT OBJECTIVES, PRINCIPAL
     INVESTMENT STRATEGIES AND RELATED
     RISKS

Investment Objectives
--------------------------------------------------------------------------------

      The Fund is a money market fund which seeks to achieve the following investment objectives through its three Portfolios.

      The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

      The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

      There can be no assurance that a Portfolio will achieve its investment objective.

      The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies
--------------------------------------------------------------------------------

Generally
---------

      In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 90 days or less.

      The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Fund's investment manager to be of comparable quality.

      Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer.

      With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution.

      The Fund's investment manager considers the following factors when buying and selling securities for each of the Fund's Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

      As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

U.S. Treasury Portfolio
-----------------------

      The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide

--------------------------------------------------------------------------------
shareholders with at least 60 days' prior notice of any change in this policy.

      The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

      The Portfolio's investments may include the following securities:

(i) United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii) Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii) Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

      The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Money Market Portfolio
----------------------

      The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i) United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii) Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

--------------------------------------------------------------------------------
      The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under "Principal Investment Strategies - Generally."

      The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio's investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

      The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

      Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers,
      (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii) Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating

--------------------------------------------------------------------------------
      amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under "Principal Investment Strategies - Generally." The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv) Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(v) Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

Municipal Portfolio
-------------------

      The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i) Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments ("Municipal Securities"), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

(ii) Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

      For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks
--------------------------------------------------------------------------------

      The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.


      Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many

--------------------------------------------------------------------------------

U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB") may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

      The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

      The U.S. Government securities that the Fund may purchase include:

o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

o Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

o Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

o Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.


      Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and

--------------------------------------------------------------------------------
economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

      Since the Municipal Portfolio may contain municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Portfolio Holdings
--------------------------------------------------------------------------------

      A schedule of the Fund's complete portfolio holdings, current as of month-end, will be available on the Fund's website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission ("SEC") its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund's website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

III.  MANAGEMENT, ORGANIZATION AND
      CAPITAL STRUCTURE


      The Fund's investment manager is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of June 30, 2006, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $16.8 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eighteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

      Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio's securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio's average daily net assets. For the fiscal year ended March 31, 2006, the Fund paid the Manager a management fee equal to 0.11% of the U.S. Treasury and 0.09% of the Money Market Portfolios' average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund's annual report for the period ended March 31, 2006.

      Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager under the Investment Management Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio's average daily net assets. For the

--------------------------------------------------------------------------------

fiscal year ended March 31, 2006, the Fund paid the Manager a fee for administrative services equal to 0.01% of the U.S. Treasury and 0.02% of the Money Market Portfolios' average daily net assets.


      The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

      In addition, Reich & Tang Distributors, Inc. (the "Distributor"), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Class A shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.

      Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

IV.  SHAREHOLDER INFORMATION

      The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations (see "Investments Through Participating Organizations - Purchase of Class A Shares" for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares
--------------------------------------------------------------------------------

      The net asset value of each Portfolio of the Fund's shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans' Day. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

      The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities in a Portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

      Shares are issued as of the first determination of the Portfolio's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal

--------------------------------------------------------------------------------
Funds"). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier's checks or similar instruments) and certain other forms of payment at its discretion. Certificates for Fund shares will not be issued to investors.

Subscribing to the Fund
--------------------------------------------------------------------------------

      At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios' initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting a separate Fund application for each Portfolio. Investors who purchase shares of the Portfolios from a Participating Organization that is compensated for its services by the Manager and/or the Distributor generally purchase Class A shares of the Portfolios.

      Subject to the suggested minimum balance of $250,000 for an existing account, shareholders in the Fund may transfer all or a portion of their shares from one open Portfolio account to another open Portfolio account at any time. Any transfer into a Portfolio in which the shareholder does not have an open account must satisfy the Portfolio's initial investment minimum of $1,000,000. Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

Purchase of Fund Shares
--------------------------------------------------------------------------------

      The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders from these direct investors that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

      Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly as Class B shareholders. Class B shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through Participating Organizations who, because they may not be legally permitted to receive such as fiduciaries, do not receive compensation from the Fund's Distributor orthe Manager.

      The minimum initial investment in the Fund for all Classes of shares in each Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000. The Fund may waive any minimum purchase requirements.

      The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

Investments Through Participating
Organizations--Purchase of Class A Shares
--------------------------------------------------------------------------------

      Generally, investors purchasing shares through a Participating Organization become Class A shareholders and are referred to as Participant Investors. Participating

Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

      Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing
(i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

      Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

      Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Initial Direct Purchases of Class B Shares
--------------------------------------------------------------------------------


      Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918.


Mail and Personal Delivery

      Investors may send or deliver a check made payable to "Institutional Daily Income Fund" along with a completed Fund application to:

      Institutional Daily Income Fund
      Reich & Tang Funds
      600 Fifth Avenue-8th Floor
      New York, New York 10020

      Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-

--------------------------------------------------------------------------------
member bank may take substantially longer to convert into Federal Funds. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Bank Wire

      To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 315-1112. The original Fund application and documentation should then be mailed to the address specified under "Mail and Personal Delivery." The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

      The Bank of New York
      ABA # 021000018
      Reich & Tang Funds
      DDA # 890040352-7
      For Institutional Daily Income Fund
      Name of Portfolio
      Account of (Investor's Name)
                 ------------------------------
      Fund Account #
                     --------------------------
      SS#/Tax ID#
                 ------------------------------

      An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

      There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege
--------------------------------------------------------------------------------

      You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation in the Privilege upon 30 days' notice to you.

Subsequent Purchases of Shares
--------------------------------------------------------------------------------

      Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

      Institutional Daily Income Fund
      Mutual Funds Group
      P.O. Box 13232 Newark, New Jersey 07101-3232

      There is a $10,000 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.

      Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder's account is closed or during the following calendar year.

--------------------------------------------------------------------------------

Redemption of Shares
--------------------------------------------------------------------------------

      A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation that the Fund's transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

      A shareholder's original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

      When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests
----------------

      Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

      Institutional Daily Income Fund
      c/o Reich & Tang Funds
      600 Fifth Avenue-8th Floor
      New York, New York 10020


      All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.


      Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Checks
------

      By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

      There is no charge to the shareholder for checks provided by the Fund, although there

--------------------------------------------------------------------------------
may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

      Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder's account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

      Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, the Fund will provide the shareholder with a supply of checks.

Telephone
---------

      The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or, if in excess of $1,000, to their bank accounts, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

      A shareholder making a telephone withdrawal should call the Fund at
(212) 830-5345 or toll free at (800) 433-1918, and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, and
(v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (on the next Fund Business Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

--------------------------------------------------------------------------------

Generally
---------

      There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all of his shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

      The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings),
(ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

     The Fund and its agents reserve the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.


      The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder's or its Participating Organization's account after a withdrawal is less than $250,000. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal $10,000 minimum for subsequent purchases.


     In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

--------------------------------------------------------------------------------

Specified Amount Automatic
Withdrawal Plan
--------------------------------------------------------------------------------


      Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

      The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund's transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realized capital gains.


Dividends and Distributions
--------------------------------------------------------------------------------

      The Fund declares dividends equal to all its net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

      Distributions of long-term capital gains, if any, are paid by the U.S. Treasury and Money Market Portfolios at least once a year and, at the shareholder's option, are paid in cash or reinvested in additional shares of the Portfolio from which they were paid having an aggregate net asset value equal to the cash amount.

      All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder.

      Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

      While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the

--------------------------------------------------------------------------------
previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

      Because Class A shares bear the service fee under the Fund's 12b-1 Plan, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.

Exchange Privilege
--------------------------------------------------------------------------------

      An investor may, without cost, exchange shares from the same Class of one Portfolio of the Fund into the same Class of any other Portfolio of the Fund, subject to the $1,000,000 minimum initial investment requirement per Portfolio, the availability of such shares and the maintenance of the suggested minimum balance of $250,000. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one Portfolio and purchases of another Portfolio and therefore the Portfolio's purchase and redemption procedures and requirements are applicable to exchanges.

      The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the Portfolio into which the exchange is being made. An exchange will be a taxable event to an exchanging shareholder.


     Instructions for exchanges may be made by sending a written request to:


     Institutional Daily Income Fund
     c/o Reich & Tang Funds
     600 Fifth Avenue-8th Floor
     New York, New York 10020

or, for shareholders who have elected that option, by telephoning the Fund at
(212) 830-5345 or toll free at (800) 433-1918. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Frequent Trading
--------------------------------------------------------------------------------

      The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a

--------------------------------------------------------------------------------
fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

    Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

    Nonetheless, as indicated under "Pricing of Fund Shares" and "Exchange Privilege," the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive. The Fund may change it policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences
--------------------------------------------------------------------------------

      The Fund intends to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed amounts from prior years. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income and will not be eligible, in the case of corporate shareholders, for the dividends-received deduction.

      Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. The Fund expects that as a result of its investment objectives, distributions will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

      A shareholder's tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such gain or loss will be long-term if the investor has held the shares in the Fund for more than one year, and, for individual shareholders may qualify for the maximum capital gain tax rate of 15% rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Internal Revenue Code.

--------------------------------------------------------------------------------
      The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with Internal Revenue Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

      Distributions from the U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

V.   DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees
--------------------------------------------------------------------------------

      Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays shareholder servicing fees in connection with the provision of servicing to the Class A shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      The Fund's Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only).

      Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and for nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

      Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Class A shares only, a service fee equal to 0.25% per annum of each Portfolio's Class A shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of each Portfolio. The Class B shareholders will generally not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

      The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class A shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund's Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

      The Plan provides that the Manager may make payments from time to time from its own

--------------------------------------------------------------------------------
resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Class A shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Class A shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Class A shares) and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement or Shareholder Servicing Agreement in effect for that year.


      The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund's Statement of Additional Information. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

--------------------------------------------------------------------------------
VI.  FINANCIAL HIGHLIGHTS


These financial highlights tables are intended to help you understand the financial performance of both Classes of the U.S. Treasury Portfolio and the Money Market Portfolio for the past 5 years. Certain information reflects financial results for a single Portfolio share. There are no financial highlights available for the Municipal Portfolio since this Portfolio is not yet offered for sale. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statement audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                                                             U.S. Treasury Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
Class A Shares
--------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.032       0.012         0.007        0.013        0.028
  Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         0.000          --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.032       0.012         0.007        0.013        0.028
Less distributions from:
  Dividends from net investment income..................     (0.032)     (0.012)       (0.007)      (0.013)      (0.028)
  Net realized gain on investments......................     (0.000)     (0.000)       (0.000)         --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.032)     (0.012)       (0.007)      (0.013)      (0.028)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.22%       1.19%         0.66%        1.28%        2.86%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 304,168   $ 236,621     $261,931     $ 276,174   $  253,948
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.45%       0.45%         0.45%        0.45%        0.45%
  Net investment income.................................      3.17%       1.18%         0.66%        1.28%        3.12%
  Management and administration fees waived                   0.05%       0.03%         0.04%        0.03%        0.02%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------
VI.  FINANCIAL HIGHLIGHTS (Continued)


                                                                             U.S. Treasury Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
Class B Shares
--------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.034       0.014         0.009        0.015        0.031
  Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         0.000          --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.034       0.014         0.009        0.015        0.031
Less distributions from:
  Dividends from net investment income..................     (0.034)     (0.014)       (0.009)      (0.013)      (0.028)
  Net realized gain on investments......................     (0.000)     (0.000)       (0.000)         --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.034)     (0.014)       (0.009)      (0.015)      (0.031)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.48%       1.44%         0.91%        1.53%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 829,7148  $ 484,434     $466,041     $ 383,677   $  348,701
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%         0.20%        0.20%        0.20%
  Net investment income.................................      3.51%       1.45%         0.90%        1.51%        2.66%
  Management and administration fees waived                   0.05%       0.03%         0.04%        0.03%        0.02%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------
VI.  FINANCIAL HIGHLIGHTS (Continued)



                                                                             Money Market Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
Class A Shares
--------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.033       0.013         0.007        0.013        0.028
  Net realized and unrealized gain(loss)
      on investments....................................        --        0.000         0.000        0.000        0.000
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.033       0.013         0.007        0.013        0.028
Less distributions from:
  Dividends from net investment income..................     (0.033)     (0.013)       (0.007)      (0.013)      (0.028)
  Net realized gain on investments......................        --       (0.000)       (0.000)      (0.000)       0.000)
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.033)     (0.013)       (0.007)      (0.013)      (0.028)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.36%       1.34%         0.73%        1.33%        2.85%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 224,050   $ 119,989     $ 53,373     $ 114,337   $   67,459
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.47%       0.47%         0.47%        0.47%        0.45%
  Net investment income.................................      3.39%       1.49%         0.73%        1.32%        3.39%
  Management and administration fees waived                   0.06%       0.08%         0.06%        0.06%        0.02%
  Transfer agency fees waived...........................      0.01%       0.02%         0.00%        0.00%        0.00%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------

                                                                             Money Market Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
Institutional Class Shares
---------------------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.036       0.016         0.010        0.016        0.031
  Net realized and unrealized gain(loss)
      on investments....................................        --        0.000         0.000        0.000        0.000
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.036       0.016         0.010        0.016        0.031
Less distributions from:
  Dividends from net investment income..................     (0.036)     (0.016)       (0.010)      (0.016)      (0.031)
  Net realized gain on investments......................        --       (0.000)       (0.000)      (0.000)      (0.000)
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.036)     (0.016)       (0.010)      (0.016)      (0.031)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.63%       1.61%         1.00%        1.61%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 372,721   $ 215,314     $163,829     $ 132,837   $  123,267
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%         0.20%        0.20%        0.20%
  Net investment income.................................      3.66%       1.63%         0.99%        1.60%        3.15%
  Management and administration fees waived                   0.06%       0.08%         0.06%        0.06%        0.02%
  Transfer agency fees waived...........................      0.02%       0.02%         0.02%        0.02%        0.01%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------


                     NOTICE OF REICH & TANG* PRIVACY POLICY



     We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.


     We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.


     We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.


     We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.


----------------------------

* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.


                       THIS IS NOT PART OF THE PROSPECTUS

--------------------------------------------------------------------------------


A Statement of Additional Information (SAI)
dated July 28, 2006, includes additional
information about the Fund and its
investments and is incorporated by                   INSTITUTIONAL
reference into this Prospectus. Further              DAILY
information about Fund investments is                INCOME FUND
available in the Annual and Semi-Annual
shareholder reports. You may obtain the
SAI, the annual and semi-annual reports
and other material incorporated by
reference without charge by calling the
Fund toll free at (800) 433-1918. You
may also obtain the SAI and the annual
report and semi-annual reports without                PROSPECTUS
charge by visiting the Fund's website at              July 28, 2006
http://www.money-funds/index. To request other information about the Fund, please call your financial intermediary or the Fund.

-------------------------------------------


-------------------------------------------

A current SAI has been filed with the
Securities and Exchange Commission.
Information about the Fund (including the SAI) is also available from the Public
Reference Room of the Securities and
Exchange Commission. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission's
Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
Washington, D.C. 20549-0102.


Investment Company Act No. 811-8312

        Reich & Tang Distributors, Inc.
                600 Fifth Avenue
              New York, NY 10020
                (212)830-5345


IDIF706P

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY                                   600 FIFTH AVENUE
INCOME FUND                                           NEW YORK, NY 10020
                                                      (800) 750-7862 (Toll Free)

Pinnacle Class of Shares - Distributed through Mutual Securities, Inc.
================================================================================
PROSPECTUS

July 28, 2006


The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


  2     Risk/Return Summary: Investments, Risks               12   Management, Organization
        and Performance                                           and Capital Structure
  6     Risk/Return Summary: Fee Table                        13   Shareholder Information
  7     Investment Objectives, Principal Investment           20   Distribution Arrangements
        Strategies and Related Risks                          22   Financial Highlights


The Notice of the Reich & Tang Privacy Policy is included with this Prospectus but is not part of the Prospectus.

--------------------------------------------------------------------------------
I.  RISK/RETURN SUMMARY: INVESTMENTS,
    RISKS AND PERFORMANCE

Investment Objectives
--------------------------------------------------------------------------------

    The Fund is composed of three portfolios - the U.S. Treasury Portfolio, the Money Market Portfolio and the Municipal Portfolio (each a "Portfolio" and collectively, the "Portfolios").

    The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

    The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

    There is no assurance that the Portfolios will achieve their investment objectives.

Principal Investment Strategies
--------------------------------------------------------------------------------

    The Fund intends to achieve its investment objectives through three separate Portfolios. Each Portfolio is a money market portfolio that invests in high quality, short-term debt instruments. The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.

    Each Portfolio's strategy is as follows:

The U.S. Treasury Portfolio
---------------------------

    The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less.


The Money Market Portfolio
--------------------------
    The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities.


The Municipal Portfolio
-----------------------

    The Municipal Portfolio seeks to achieve its objective by investing principally in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular federal income tax. The Municipal Portfolio has not yet been activated and is not yet offered for sale or distribution.

Principal Risks
--------------------------------------------------------------------------------

Risks Common to all Portfolios:
-------------------------------

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

--------------------------------------------------------------------------------

Risks of Investing in the U.S. Treasury Portfolio:
--------------------------------------------------

o The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments. The yield and total return of the U.S. Treasury Portfolio is likely to be lower than that of the Money Market Portfolio.

Risks of Investing in the Money Market Portfolio:
-------------------------------------------------

o The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risks of Investing in the Municipal Portfolio:
----------------------------------------------

o The Municipal Portfolio may contain municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Risk/Return Bar Chart And Table
--------------------------------------------------------------------------------


    The following bar charts and tables may assist you in deciding whether to invest in a Portfolio of the Fund. The bar charts show the change in the annual total returns of the Pinnacle shares of the U.S. Treasury and the Money Market Portfolios for the last six calendar years. The tables show the average annual total returns of the Pinnacle shares for the one year, five year and since inception periods for both Portfolios. A bar chart and table for the Municipal Portfolio will be provided once the Municipal Portfolio has been in existence for a full calendar year. While analyzing this information, please note that the Portfolios' past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the U.S. Treasury and the Money Market Portfolios may be obtained by calling the Fund toll free at (800) 750-7862.

--------------------------------------------------------------------------------
               U.S.Treasury Portfolio - Pinnacle Shares (1)(2)(3)

[OBJECT OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
2000                6.14%
2001                4.03%
2002                1.72%
2003                0.89%
2004                1.13%

2005                2.96%



(1) As of June 30, 2006, the Pinnacle shares had a year-to-date return of 2.20%.


(2) The U.S. Treasury Portfolio Pinnacle shares' highest quarterly return was 1.59% for the quarter ended December 31, 2000; the lowest quarterly return was 0.21% for the quarter ended September 30, 2003.

(3) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.


Average Annual Total Returns - For the periods ended December 31, 2005

                                           Pinnacle Shares
                                           ---------------
One Year                                        2.96%
Five Years                                      2.16%
Since Inception*                                2.96%

* The inception date for the Pinnacle shares of the U.S. Treasury Portfolio was July 29, 1999.

--------------------------------------------------------------------------------
               Money Market Portfolio - Pinnacle Shares (1)(2)(3)

[OBJECT OMITTED]

Calendar Year End   % Total Return
-----------------   ---------------
2000                6.45%
2001                4.15%
2002                1.73%
2003                1.08%
2004                1.26%

2005                3.12%



(1) As of June 30, 2006, the Money Market Portfolio shares had a year-to-date return of 2.29%.

(2) The Money Market Portfolio Pinnacle shares' highest quarterly return was 1.65% for the quarter ended September 30, 2000; the lowest quarterly return was 0.23% for the quarter ended March 31, 2004.

(3) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.


Average Annual Total Returns - For the periods ended December 31, 2005

                                           Pinnacle Shares
                                           ---------------
One Year                                        3.12%
Five Years                                      2.26%
Since Inception*                                3.11%

* The inception date for the Pinnacle shares of the Money Market Portfolio was July 29, 1999.

--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's Portfolios.

ANNUAL FUND OPERATING EXPENSES
------------------------------
(expenses that are deducted from Fund assets)

                                                                     Pinnacle Shares
                                                                     ---------------
                                                 U.S. Treasury          Money Market              Municipal
                                                   Portfolio             Portfolio                Portfolio**
                                                   ---------             ---------               -----------
Management Fees .........................           0.12%                      0.12%                  0.12%
Distribution and Service (12b-1) Fees....           None                      None                   None

Other Expenses+..........................           0.13%                      0.16%                  0.22%

  Administration Fees....................    0.05%                     0.05%                  0.05%
                                                   ------                     ------                 ------

Total Annual Fund Operating Expenses*....           0.25%                      0.28%                  0.34%
                                                   -------                    -------                -------


+ Other Expenses includes class specific Transfer Agent fees of 0.02% for each portfolio.

* The Fund's manager voluntarily waived a portion of the Management Fees and Administration Fees with respect to the U. S. Treasury Portfolio and Money Market Portfolio. The Fund's shareholder servicing agent voluntarily waived a portion of the Transfer Agent fees with respect to the Money Market Portfolio. After such waivers, the actual Management Fees, Administration Fees, Transfer Agent Fees and Total Annual Fund Operating Expenses for these Portfolios were as follows:


 Management Fees -                              Class A Shares
                                                --------------

    U.S. Treasury Portfolio                        0.11%
    Money Market Portfolio                         0.09%

 Administration Fees -

   U. S. Treasury Portfolio                        0.01%
   Money Market Portfolio                          0.02%

 Transfer Agent Fees -
   Money Market Portfolio                          0.00%


 Total Annual Fund Operating Expenses -
   U. S. Treasury Portfolio                        0.20%
   Money Market Portfolio                          0.20%

The manager and shareholder servicing agent, at their option, may terminate these fee waiver arrangements at any time.

EXAMPLE
-------
This Example is intended to help you compare the cost of investing in any of the Fund's Portfolios with the cost of investing in other money market funds.

The Example assumes that you invest $10,000 in any of the Portfolios of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            Pinnacle Shares
                                                                            ---------------
                                                     1 Year           3 Years          5 Years       10 Years

   U.S. Treasury Portfolio:                            $26             $80               $141           $318

   Money Market Portfolio:                             $29             $90               $157           $356
   Municipal Portfolio **:                             $29             $90               $157           $356


--------------------------------------------------------------------------------
II. INVESTMENT OBJECTIVES, PRINCIPAL
    INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives
--------------------------------------------------------------------------------

    The Fund is a money market fund which seeks to achieve the following investment objectives through its three Portfolios.

    The investment objective of the U.S. Treasury Portfolio and the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

    The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

    There can be no assurance that a Portfolio will achieve its investment objectives.

    The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

Principal Investment Strategies
--------------------------------------------------------------------------------

Generally
---------

    In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 90 days or less.

    The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Fund's investment manager to be of comparable quality.

    Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer.


    With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution.

    The Fund's investment manager considers the following factors when buying and selling securities for each of the Fund's Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

    As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund's investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

U.S. Treasury Portfolio
-----------------------

    The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

--------------------------------------------------------------------------------

    The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

    The Portfolio's investments may include the following securities:

(i) United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii) Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii) Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

    The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Money Market Portfolio
----------------------

    The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i) United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii) Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

--------------------------------------------------------------------------------
      The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under "Principal Investment Strategies - Generally."

      The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio's investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

      The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

      Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers,
      (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii) Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand

--------------------------------------------------------------------------------
      notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under "Principal Investment Strategies - Generally." The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv) Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short term unsecured debt of corporations.

(v) Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

Municipal Portfolio
-------------------

     The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i) Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments ("Municipal Securities"), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

(ii) Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

      For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

Risks
--------------------------------------------------------------------------------

    The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.


    Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many

--------------------------------------------------------------------------------


U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB") may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

    The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, a Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

     The U.S. Government securities that the Fund may purchase include:

o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

o Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

o Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

o Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.


    Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and

--------------------------------------------------------------------------------
interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

    Since the Municipal Portfolio may contain municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

Portfolio Holdings
--------------------------------------------------------------------------------

      A schedule of the Fund's complete portfolio holdings, current as of month-end, will be available on the Fund's website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission ("SEC") its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund's website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

III.MANAGEMENT, ORGANIZATION AND
    CAPITAL STRUCTURE


    The Fund's investment manager is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of June 30, 2006, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $16.8 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eighteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

    Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio's securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio's average daily net assets. For the fiscal year ended March 31, 2006, the Fund paid the Manager a fee equal to 0.11% of the U.S. Treasury and 0.09% of the Money Market Portfolios' average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund's annual report for the period ended March 31, 2006.

    Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager performs clerical, accounting supervision and office service functions for the Fund. The Manager provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager under the Investment Management Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio's average daily net assets. For the fiscal year ended March 31, 2006, the Fund paid the Manager a fee for administrative services equal to 0.01% of the U.S. Treasury and 0.02% of the Money Market Portfolios' average daily net assets.

--------------------------------------------------------------------------------
      The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

    Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

IV.  SHAREHOLDER INFORMATION

    The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations, Mutual Securities, Inc. ("MSI") and from dealers with whom MSI has entered into agreements for these purposes. (See "Investments Through Participating Organizations" for a definition of Participating Organizations)

Pricing of Fund Shares
--------------------------------------------------------------------------------

    The net asset value of each Portfolio of the Fund's shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays) and (ii) Columbus Day and Veterans' Day. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

    The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities in a Portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

    Shares are issued as of the first determination of the Portfolio's net asset value per share made after acceptance of the investor's purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Portfolio shares begin accruing income on the day the shares are issued to an investor.

    The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier's checks or similar instruments) and certain other forms of payment at its discretion. Certificates for Fund shares will not be issued to investors.

Subscribing to the Fund
--------------------------------------------------------------------------------

    At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they

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--------------------------------------------------------------------------------
wish to invest. Subject to the Portfolios' initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting a separate Fund application for each Portfolio.

    Subject to the suggested minimum balance of $250,000 for an existing account, shareholders in the Fund may transfer all or a portion of their shares from one open Portfolio account to another open Portfolio account at any time. Any transfer into a Portfolio in which the shareholder does not have an open account must satisfy the Portfolio's initial investment minimum of $1,000,000. Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

Purchase of Pinnacle Shares
--------------------------------------------------------------------------------

    Only Pinnacle shares are offered through this Prospectus. Investors may invest in Pinnacle shares through MSI and through dealers with whom MSI has entered into agreements for the purposes described herein. The Manager pays the expenses incurred in the distribution of Pinnacle Class shares. Participating Organizations (other than MSI) whose clients become Pinnacle Class shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients.

    With respect to all Classes of shares, the minimum initial investment in the Fund with respect to each Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000 for all shareholders. The Fund may waive any minimum purchase requirements.

Investments Through Participating
Organizations
--------------------------------------------------------------------------------

    Investors may invest in the Pinnacle Class of the Fund through the Participating Organizations, such as MSI, with which they have accounts. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

    Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each customer as of the statement closing date, (ii) purchases and redemptions of Fund shares by each customer during the period covered by the statement, and (iii) the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

    Participating Organizations may charge investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also

--------------------------------------------------------------------------------
set deadlines for receipt of orders from their customers that are earlier than the order deadline of the Fund due to processing or other reasons. Investors should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

      Qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time, on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Initial Purchases of Pinnacle Shares
--------------------------------------------------------------------------------

    Investors who wish to invest in the Fund may obtain a current prospectus and the Fund application necessary to open an account by telephoning the Fund toll free at (800) 750-7862.

Mail
---

    Investors may send or deliver a check made payable to "National Financial Services" along with a completed Fund application to:

    Pinnacle Shares of Institutional
    Daily Income Fund
    c/o Mutual Securities, Inc.
    P.O. Box 2308 Agoura Hills, CA 91376

    Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds.

Bank Wire
---------

    To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone Mutual Securities, Inc. at (818) 706-8170 or toll free at
(800) 750-7862 to obtain a new account number and then instruct a member bank to wire his money immediately to:

    Chase Manhattan Bank, New York, NY
    ABA # 021000021
    Account of National Financial
    Acct. #066196-221
    for further credit to: (Brokerage Account No.)
    Customer name:

    An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

    There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares
--------------------------------------------------------------------------------

    Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

    Pinnacle Shares of Institutional
    Daily Income Fund
    c/o Mutual Securities, Inc.
    P.O. Box 2308 Agoura Hills, CA 91376

    There is a $10,000 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.

--------------------------------------------------------------------------------

    Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder's account is closed or during the following calendar year.


Redemption of Shares
--------------------------------------------------------------------------------

    A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation that the Fund's transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

    A shareholder's original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

    When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.


Written Requests
----------------

    Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

    Pinnacle Shares of Institutional
    Daily Income Fund
    c/o Mutual Securities, Inc.
    P.O. Box 2308 Agoura Hills, CA 91376


    All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.


    Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

Telephone
---------

    The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or, if in excess of $1,000, to their bank accounts, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option

--------------------------------------------------------------------------------
provide a form of personal identification. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

    A shareholder making a telephone withdrawal should call the Fund at (818) 706-8170 or toll free at (800) 750-7862, and state: (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, and
(v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (on the next Fund Busjness Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

Generally
---------

    There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all of his shares, of a Portfolio all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

    The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings),
(ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

    The Fund and its agents reserve the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

    The Fund reserves the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or its Participating Organization's account after a withdrawal is less than $250,000. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period a shareholder or Participating Organization who receives such a notice may avoid mandatory

--------------------------------------------------------------------------------
redemption by purchasing sufficient additional shares to increase his total net asset value to the minimum amount. Shareholders who purchase shares under these circumstances are not subject to the normal $10,000 minimum for subsequent purchases.

    In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.


Dividends and Distributions
--------------------------------------------------------------------------------


    The Fund declares dividends equal to all its net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.


    Distributions of long-term capital gains, if any, are paid by the U.S. Treasury and Money Market Portfolios at least once a year and, at the shareholder's option, are paid in cash or reinvested in additional shares of the Portfolio from which they were paid having an aggregate net asset value equal to the cash amount.

    All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder.

    Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

    While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Exchange Privilege
--------------------------------------------------------------------------------

    An investor may, without cost, exchange shares from the same Class of one Portfolio of the Fund into the same Class of any other Portfolio of the Fund, subject to the $1,000,000 minimum initial investment requirement per Portfolio, the availability of such shares and the maintenance of the suggested minimum balance of $250,000. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one Portfolio and purchases of another Portfolio

--------------------------------------------------------------------------------
and therefore the Portfolio's purchase and redemption procedures and requirements are applicable to exchanges.

    The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the Portfolio into which the exchange is being made. An exchange will be a taxable event to an exchanging shareholder.

    Instructions for exchange may be made by writing to the Fund at the appropriate address listed herein or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

Frequent Trading
--------------------------------------------------------------------------------

    The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

    Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

    Nonetheless, as indicated under "Pricing of Fund Shares" and "Exchange Privilege," the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive. The Fund may change it policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences
--------------------------------------------------------------------------------

    The Fund intends to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a

--------------------------------------------------------------------------------
Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98% of its capital gain income to its shareholders and any undistributed amounts from prior years. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income and will not be eligible, in the case of corporate shareholders, for the dividends-received deduction.

    Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. The Fund expects that, as a result of its investment objectives, distributions will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

    A shareholder's tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such gain or loss will be long-term if the investor has held the shares in the Fund for more than one year, and, for individual shareholders may qualify for the maximum capital gain tax rate of 15% rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Internal Revenue Code.

    The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with Internal Revenue Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

    Distributions from the U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

V.  DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees
--------------------------------------------------------------------------------

    Investors do not pay a sales charge to purchase shares of the Fund. The Fund's Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement. There are no fees chargeable to the Pinnacle Class shares under the Plan.

    Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

    The Plan provides that the Fund will pay for preparing, printing and delivering the Fund's Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

--------------------------------------------------------------------------------
    The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits to pay the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund's shares.

    The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount the Fund is required to pay to the Manager for any fiscal year under either the Investment Management Contract or Administrative Services Agreement in effect for that year.

--------------------------------------------------------------------------------
VI.  FINANCIAL HIGHLIGHTS


These financial highlights tables are intended to help you understand the Pinnacle Class shares' financial performance for the past five years. Certain information reflects financial results for a single Pinnacle Class shares. There are no financial highlights available for the Municipal Portfolio since this Portfolio is not yet offered for sale. The total returns in the table represent the rate that an investor would have earned on an investment in the Pinnacle Class shares (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                                                             U.S. Treasury Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
PINNACLE SHARES
---------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.034       0.014         0.009        0.015        0.031
  Net realized and unrealized gain(loss)
      on investments....................................      0.000       0.000         0.000          --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.034       0.014         0.009        0.015        0.031
Less distributions from:
  Dividends from net investment income..................     (0.032)     (0.012)       (0.007)      (0.013)      (0.028)
  Net realized gain on investments......................     (0.000)     (0.000)       (0.000)         --           --
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.034)     (0.014)       (0.009)      (0.015)      (0.031)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.48%       1.44%         0.91%        1.53%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 28,505    $ 39,809     $  29,252     $ 25,526   $   17,871
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%         0.20%        0.20%        0.20%
  Net investment income.................................      3.51%       1.45%         0.90%        1.51%        2.66%
  Management and administration fees waived                   0.05%       0.03%         0.04%        0.03%        0.02%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------

                                                                             Money Market Portfolio
                                                           -------------------------------------------------------------
                                                                           For the Year Ended March 31,
                                                           -------------------------------------------------------------
PINNACLE SHARES
---------------
                                                              2006        2005         2004          2003        2002
                                                           ---------   ---------     --------     ---------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           --------    ---------     --------     ---------   ----------
Income from investment operations
  Net investment income.................................      0.036       0.016         0.010        0.016        0.031
  Net realized and unrealized gain(loss)
      on investments....................................        --        0.000         0.000        0.000        0.000
                                                           ---------   ---------     --------     ---------   ----------
  Total from investment operations......................      0.036       0.016         0.010        0.016        0.031
Less distributions from:
  Dividends from net investment income..................     (0.036)     (0.016)       (0.010)      (0.016)      (0.031)
  Net realized gain on investments......................        --       (0.000)       (0.000)      (0.000)      (0.000)
                                                           ---------   ---------     --------     ---------   ----------
  Total distributions...................................     (0.036)     (0.016)       (0.010)      (0.016)      (0.031)
                                                           ---------   ---------     --------     ---------   ----------
Net asset value, end of year............................   $  1.00     $  1.00       $  1.00      $  1.00     $   1.00
                                                           =========   =========     ========     =========   ==========
Total Return............................................      3.63%       1.61%         1.00%        1.61%        3.12%
Ratios/Supplemental Data
Net assets, end of year (000's).........................   $ 134,682   $ 114,792     $122,839     $ 130,135   $  153,182
Ratios to average net assets:
  Expenses (net of fees waived) (a).....................      0.20%       0.20%         0.20%        0.20%        0.20%
  Net investment income.................................      3.66%       1.63%         0.99%        1.60%        3.15%
  Management and administration fees waived                   0.06%       0.08%         0.06%        0.06%        0.02%
  Transfer agency fees waived...........................      0.02%       0.02%         0.02%        0.02%        0.01%
  Expenses paid indirectly..............................      0.00%       0.00%         0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly

--------------------------------------------------------------------------------


                     NOTICE OF REICH & TANG* PRIVACY POLICY



     We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.



     We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.



     We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.



     We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.



----------------------

* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.


                      THIS IS NOT PART OF THE PROSPECTUS

--------------------------------------------------------------------------------


A Statement of Additional Information (SAI)
dated July 28, 2006, includes additional             Pinnacle Class of Shares
information about the Fund and its
investments and is incorporated by
reference into this Prospectus. Further              INSTITUTIONAL DAILY
information about Fund investments is                INCOME FUND
available in the Annual and Semi-Annual
shareholder reports. You may obtain the
SAI, the annual and semi-annual reports
and other material incorporated by
reference without charge by calling the
Fund toll free at (800) 433-1918. You
may also obtain the SAI and the annual
report and semi-annual reports without               PROSPECTUS
charge by visiting the Fund's website at             July 28, 2006
http://www.money-funds/index. To request other information about the Fund, please call your financial intermediary or the Fund.

-------------------------------------------


-------------------------------------------

A current SAI has been filed with the
Securities and Exchange Commission.
Information about the Fund (including the SAI) is also available from the Public
Reference Room of the Securities and
Exchange Commission. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission's
Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
Washington, D.C. 20549-0102.

Investment Company Act No. 811-8312

PIDIF0906P

MUTUALSECURITIES, INC.
        Member NASD, SIPC, Established 1982
    P.O. Box 2308, Agoura Hills, CA 91376

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY
INCOME FUND                                 600 Fifth Avenue, New York, NY 10020
                                                                  (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 28, 2006
         RELATING TO THE PROSPECTUSES FOR THE CLASS A AND CLASS B SHARES
      AND PINNACLE CLASS OF SHARES ("PINNACLE SHARES") DATED JULY 28, 2006


This Statement of Additional Information (SAI) is not a Prospectus. The SAI expands upon and supplements the information contained in the current Prospectuses of the Institutional Daily Income Fund (the "Fund"), and should be read in conjunction with each Prospectus.


A Prospectus for the Class A and B shares may be obtained from any Participating Organization or by writing or calling the Fund toll free at (800) 433-1918. The audited Financial Statements of the Fund have been incorporated by reference into the SAI from the Fund's Annual Report. The Annual Report is available, without charge, upon request by calling the toll free number provided. The material relating to the purchase, redemption and pricing of shares has been incorporated by reference into the SAI from the Fund's Prospectuses.


If you wish to invest in the Pinnacle Shares of the Institutional Daily Income Fund you should obtain a prospectus by writing to Pinnacle Shares of Institutional Daily Income Fund c/o Mutual Securities, Inc., P.O. Box 2308, Agoura Hills, CA 91376 or calling toll free at (800) 750-7862.


This Statement of Additional Information is incorporated by reference into the Fund's Prospectuses in its entirety.


                                Table of Contents
-----------------------------------------------------------------------------------------------------------------------------------

Fund History........................................ 2      Brokerage Allocation and Other Practices.................21
Description of the Fund and Its Investments and             Capital Stock and Other Securities.......................22
    Risks........................................... 2      Purchase, Redemption and Pricing of Shares...............22
Management of the Fund..............................11      Taxation of the Fund.....................................23
Control Persons and Principal Holders of                    Underwriters.............................................24
    Securities......................................14      Financial Statements.....................................25
Investment Advisory and Other Services..............16      Description of Ratings...................................26


--------------------------------------------------------------------------------
I.  FUND HISTORY


The Fund was formed on January 20, 1994, in the Commonwealth of Massachusetts.


II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund is a diversified, no-load, open-end management investment company consisting of three managed portfolios of money market instruments (the "Portfolios"). The investment objective of the Fund's Portfolios is to seek as high a level of current income (or tax-exempt current income for the Municipal Portfolio) to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolios were designed to meet the short-term investment needs of corporate and institutional investors. There can be no assurance that the Portfolios will achieve their investment objectives.


The following discussion expands upon the description of the Fund's investment objectives and policies in each of the Prospectuses.


The U.S. Treasury Portfolio attempts to accomplish these objectives by investing only in U.S. Treasury obligations and other obligations that are issued or guaranteed by the U.S. Government which have effective maturities of 397 days or less that enable it to employ the amortized cost method of valuation. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury although the exact amount may vary from time to time. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Credit Ratings and Risks

The Money Market Portfolio may only purchase high quality money market instruments and the Municipal Portfolio may only purchase high quality tax-exempt money market instruments ("Municipal Securities") that have been determined by Reich & Tang Asset Management, LLC (the "Manager") to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition so that the Portfolios are able to employ the amortized cost method of valuation. The term First Tier Eligible Securities means: (i) securities which have remaining maturities of 397 days or less and are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") or in such category by the only NRSRO that has rated the Securities (collectively, the "Requisite NRSROs"); (ii) a security that has a remaining maturity of 397 days or less and is an unrated security that is determined by the Manager to be of comparable quality; (iii) a security otherwise meeting the requirements set forth in clauses (i) or (ii) and having a Guarantee as such term is defined in Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"), which has received a rating from the Requisite NRSROs in the highest short-term rating category for debt obligations;
(iv) a security issued by a registered investment company that is a money market fund; or (v) a government security. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the three highest long-term categories. A determination of comparability by the Manager is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's or "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.

All investments purchased by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Manager shall promptly reassess whether the security presents minimal credit risks and shall cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager's actions.

--------------------------------------------------------------------------------
In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the 1940 Act or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any Demand Feature or Guarantee, the Fund will dispose of the security absent a determination by the Fund's Board of Trustees that disposal of the security would not be in the best interests of the Fund. Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the Securities and Exchange Commission ("SEC") of such fact and of the actions that the Fund intends to take in response to the situation.

Each Portfolio shall invest not more than 5% of its total assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution.

Foreign Securities

The Money Market Portfolio may invest in certain foreign securities. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Money Market Portfolio by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

Repurchase Agreements

All Portfolios may invest in repurchase agreements. Investments by the Fund in repurchase agreements are made in accordance with procedures established by the Fund providing that the securities serving as collateral for each repurchase agreement are delivered to the Fund's custodian either physically or in book entry form and that the collateral is marked to the market with sufficient frequency to ensure that each repurchase agreement is fully collateralized at all times.

A buyer of a repurchase agreement runs the risk of loss with respect to its investment in the event of a default by the issuer if, at the time of default, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. Were a default to occur, the Fund would look to the collateral securing the repurchase agreement to recover its entire investment. In the event that a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses in selling the collateral.

The U.S. Treasury Portfolio may only enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. All Portfolios may enter into repurchase agreements only with member banks of the Federal Reserve System, and "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States government securities whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio or with other entities that the Manager has determined are creditworthy. Although the securities subject to the repurchase agreement might bear maturities exceeding 397 days, settlement for the repurchase would never be more than one year after the Portfolio's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. Each Portfolio may engage in a repurchase agreement with respect to any security in which that Portfolio is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least

--------------------------------------------------------------------------------
equal to the Portfolio's investment criteria for Portfolio securities and will be held by the Portfolio's custodian or in the Federal Reserve Book Entry System.

Each Portfolio may invest no more than 10% of its net assets in illiquid securities including repurchase agreements maturing in more than seven days. See "Investment Restrictions" herein. A Portfolio may, however, enter into "continuing contract" or "open" repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis.

In the view of the management of the Fund, the restrictions and procedures described above which govern the Fund's investments in repurchase agreements substantially minimize the Fund's risk of losses in making those investments. Repurchase agreements may be considered to be loans under the 1940 Act.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price and date. The U.S. Treasury Portfolio is permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. Each Portfolio that is permitted to enter into reverse repurchase agreements may do so only with member banks of the Federal Reserve System, and "primary dealers" (as designated by the Federal Reserve Bank of New York) in United States government securities whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio or with other entities that the Manager has determined are creditworthy. When engaging in reverse repurchase transactions, the Fund will maintain, in a segregated account with its custodian, securities equal in value to those subject to the agreement. These agreements are considered to be borrowings and therefore are included in the asset restriction contained under "Investment Restrictions" relating to borrowings which allows a Portfolio to borrow money from banks for extraordinary or emergency purposes and to engage in reverse repurchase agreements provided that such in the aggregate do not exceed one-third of the value of the total assets of that Portfolio less its liabilities. Any Portfolio that utilizes reverse repurchase agreements to this extent may be considered to be leveraging its portfolio; however, since the Portfolios are required to maintain segregated accounts to cover their positions on these reverse repurchase agreements, the risks inherent in this leveraging technique are minimized.

The Portfolio could experience delays in recovering securities in the event of the bankruptcy of the other party to a reverse repurchase agreement and could experience a loss to the extent that the value of the securities may have decreased in the meantime.

Variable Rate Demand Instruments

The Money Market Portfolio and Municipal Portfolio may purchase variable rate demand instruments. Variable rate demand instruments that the Portfolios will purchase are tax exempt Municipal Securities or taxable (variable amount master demand notes) debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Portfolios may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon an appropriate interest rate adjustment index as provided in the respective instruments or a negotiated market rate. The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Trustees to minimize credit risks. A Portfolio utilizing the amortized cost method of valuation may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Portfolio in the event of default in the payment of principal or interest on the underlying securities, which itself qualifies as a First Tier Eligible Security or (ii) the instrument is not subject to an unconditional demand feature but does qualify as a First Tier Eligible Security and has a long-term rating by the Requisite NRSROs in one of the two highest rating categories or, if unrated, is determined to be of comparable quality by the Fund's Manager. If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell in the market or exercise the demand feature.

The variable rate demand instruments that the Portfolios may invest in include participation certificates purchased by the Portfolios from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Securities (expected to be concentrated in IRBs) or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations. A participation certificate gives the Portfolios an undivided interest in the obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation

--------------------------------------------------------------------------------
does not meet the Portfolio's high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Manager of the Fund has determined meets the prescribed quality standards for the Portfolio. The Portfolio has the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Portfolio's participation interest in the security, plus accrued interest. The Portfolios intend to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to make redemptions of the Portfolio shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Portfolio. The total fees generally range from 5% to 15% of the applicable "prime rate" or other interest rate index. With respect to insurance, the Portfolios will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Portfolios retain the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Portfolio subject to the expense limitation on investment company expenses prescribed by any state in which the Portfolio's shares are qualified for sale. The Manager has been instructed by the Fund's Board of Trustees to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Portfolio, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although these instruments may be sold by the Portfolio, the Portfolio intends to hold them until maturity, except under the circumstances stated above.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Portfolios may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the Portfolios may contain variable rate demand participation certificates in fixed rate Municipal Securities and taxable debt obligations (the Portfolios will not acquire variable note demand participation certificates in fixed rate municipal securities without an opinion of counsel). The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate. In the event that interest rates increased so that the variable rate exceeded the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Portfolios to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable bank's prime rate, or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

For purposes of determining whether a variable rate demand instrument held by a Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolios' dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to meet the investment criteria of the Portfolio, it will be sold in the market or through exercise of the repurchase demand.

When-Issued Securities

All Portfolios may purchase debt obligations offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Portfolio are not invested prior to the settlement of a purchase of securities, that Portfolio will earn no income; however, it is intended that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that each Portfolio will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the

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Portfolio makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that the net asset value or income of the Portfolios' securities will be adversely affected by their purchase of debt obligations on a when-issued basis. Each Portfolio will establish a segregated account in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Participation Certificates

The Money Market Portfolio and Municipal Portfolio may purchase from banks participation certificates in all or part of specific holdings of municipal or other debt obligations (including corporate loans). Where the institution issuing the participation certificates does not meet the Portfolio's quality standards, the participation certificates may be backed by an irrevocable letter of credit or guarantee that the Manager has determined meets the prescribed quality standards of each Portfolio. Thus, even if the credit of the selling bank does not meet the quality standards of a Portfolio, the credit of the entity issuing the credit enhancement will. Each Portfolio will have the right to sell the participation certificates back to the bank for the full principal amount of the Portfolio's interest in the municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Portfolio, (2) to maintain the quality standards of each Portfolio's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from a Portfolio in connection with the arrangement. When purchasing bank participation certificates, the Portfolio will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of the investment restrictions discussed below.

Domestic and Foreign Bank Obligations, Certificates of Deposit and Bankers' Acceptances

The Money Market Portfolio and Municipal Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances, commercial paper and other obligations issued or guaranteed by the 50 largest banks in the United States. For this purpose banks are ranked by total deposits as shown by their most recent annual financial statements. The "other obligations" in which the Portfolios may invest include instruments (such as bankers' acceptances, commercial paper and certificates of deposit) issued by United States subsidiaries of the 50 largest banks in the United States where the instruments are guaranteed as to principal and interest by such banks. At the time the Portfolio invests in any certificate of deposit, bankers' acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Portfolio or, if unrated, be of comparable quality as determined by the Manager.

Privately Placed Securities

The Money Market Portfolio and Municipal Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the "Securities Act") and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities. The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities by these Portfolios will reflect any limitations on their liquidity. As a matter of policy, none of the Portfolios will invest more than 10% of the market value of the total assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments. The Portfolios may purchase securities that are not registered ("restricted securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. The Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, each Portfolio will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Trustees continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Portfolios' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

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Description of Municipal Obligations (Municipal Portfolio)

(1) Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

    The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of, and interest on, revenue bonds are payable from the income of specific projects or authorizations and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of "private activity bonds" are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities (hereinafter referred to as "industrial revenue bonds" or "IRBs"). Interest on the IRBs is generally exempt, with certain exceptions, from federal income tax pursuant to Section 103(a) of the Code, provided the issuer and corporate obligor thereof continue to meet certain conditions. (See "Taxation of the Fund" herein.) IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is not an established secondary market for the IRBs, the IRBs will be supported by letters of credit, guarantees, insurance or other credit facilities that meet the high quality criteria of the Municipal Portfolio stated in each Prospectus and provide a demand feature which may be exercised by the Portfolio to provide liquidity. In accordance with the investment restrictions, the Municipal Portfolio is permitted to invest up to 10% of the portfolio in high quality, short-term Municipal Securities (including IRBs) that may not be readily marketable or have a liquidity feature.

(2) The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

(3) Issues of Municipal Commercial Paper typically represent very short term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

(4) Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. These types of municipal leases may be considered illiquid and subject to the 10% limitation of investment in illiquid securities set forth under "Investment Restrictions" contained herein. The Board of Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Manager may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board or Manager determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities. The Board or Manager is also responsible for

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    determining the credit quality of municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

(5) The Fund expects that, on behalf of the Municipal Portfolio, it will not invest more than 25% of the Portfolio's total assets in municipal obligations whose issuers are located in the same state or more than 25% of the Portfolio's total assets in municipal obligations the security of which is derived from any one category. There could be economic, business or political developments which might affect all municipal obligations of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

(6) When the Municipal Portfolio purchases Municipal Securities it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Securities. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Security at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Portfolio with respect to a particular Municipal Security held in its portfolio.

Stand-By Commitments

The amount payable to the Municipal Portfolio upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Securities (excluding any accrued interest that the Portfolio paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security plus
(2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Security at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Security.

The Municipal Portfolio's right to exercise a stand-by commitment would be unconditional and unqualified. A stand-by commitment would not be transferable by the Portfolio, although it could sell the underlying Municipal Security to a third party at any time.

The Manager expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolio may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio would not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment was acquired.

The Municipal Portfolio would enter into stand-by commitments only with banks and other financial institutions that, in the Manager's opinion, present minimal credit risks and where the issuer of the Municipal Obligation meets the investment criteria of the Municipal Portfolio. The Municipal Portfolio's reliance upon the credit of these banks and broker-dealers would be supported by the value of the underlying Municipal Securities held by the Portfolio that were subject to the commitment.

The Municipal Portfolio intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Municipal Portfolio to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Municipal Portfolio would be valued at zero in determining net asset value. In those cases in which the Portfolio paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Portfolio. Stand-by commitments would not affect the dollar weighted average maturity of the Portfolio. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments that the Municipal Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Municipal Portfolio may apply to the Internal Revenue Service ("IRS") for a ruling, or seek from its counsel an opinion, that interest on municipal obligations subject to stand-by commitments will be exempt from federal income taxation

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(see "Taxation of the Fund" herein). In the absence of a favorable tax ruling or opinion of counsel, the Municipal Portfolio will not engage in the purchase of securities subject to stand-by commitments.

Put Options

The Municipal Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity. This right to resell is known as a "put." The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of this Portfolio and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolio to be fully invested in tax-exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Manager will monitor each writer's ability to meet its obligations under puts. See "Investment Restrictions" herein and "Tax Consequences" in the Prospectus.

The amortized cost method is used by the Money Market Portfolio and the Municipal Portfolio to value any Municipal Securities; no value is assigned to any puts on such Municipal Securities. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

General

The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). For the Fund to so qualify, at the close of each quarter of the taxable year, in addition to other requirements, at least 50% of the value of its total assets must consist of cash, government securities, regulated investment company securities and other securities. The other securities must be limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities (other than Government securities or regulated investment company securities) of one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The limitations described in this paragraph regarding qualification as a "regulated investment company" are not fundamental policies and may be revised if applicable federal income tax requirements are revised. (See "Taxation of the Fund" herein.)

In addition to the above description of securities in which the Portfolios of the Fund may invest, the Fund may if permitted by applicable law and/or pursuant to exemptive relief, sell its shares to investment companies that are advised by the Manager for investment of such investment companies daily cash balances.

Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. They may not be changed unless approved by a majority of the outstanding shares of each Portfolio of the Fund that would be effected by such a change. The term "majority of the outstanding shares" of a Portfolio means the vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. The Fund may not:

(a) invest in securities of companies that have conducted operations for less than three years, including the operations of predecessors;

(b) invest in or hold securities of any issuer if officers and Trustees of the Fund or CDC IXIS Asset Management North America, L.P., the managing member of the Manager, individually own beneficially more than 1/2 of 1% of the issuer's securities or in the aggregate own more than 5% of the issuer's securities; and

(c) (1) make investments for the purpose of exercising control over any issuer or other person; (2) purchase securities having voting rights at the time of purchase; (3) purchase securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization involving the Fund; (4) invest in real estate (other than debt obligations secured by real estate or interests therein or debt obligations issued by companies which invest in real estate or interests therein), commodities, commodity contracts, commodity options, interests in oil or gas or interests in other mineral exploration or development programs; (5) invest in commodities, commodity contracts, commodity options, interests and leases in oil, gas or other mineral exploration or development

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    programs (a Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals); (6) purchase restricted securities in excess of the percentage limitations set forth in restriction (c)(10) below; provided, however, that restricted securities shall not include privately placed securities that are exempt from registration under Section 4(2) or Rule 144A of the Securities Act, or purchase securities on margin;
    (7) make short sales of securities or intentionally maintain a short position in any security or write, purchase or sell puts, calls, straddles, spreads or any combination thereof; (8) act as an underwriter of securities;
    (9) issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowings;
    (10) acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such illiquid securities; (11) invest more than 5% of the total market value of any Portfolio's assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities; (12) with respect to the U.S. Treasury Portfolio and the Money Market Portfolio, invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding United States government securities and, as to the Money Market Portfolio only, certificates of deposit and bankers' acceptances of domestic banks) and, with respect to the Municipal Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations if in either case the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purpose of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are similarly related to financing the activities of their parents); (13) with respect to 75% of the value of a Portfolio's total assets, the Fund may not invest more than 10% of a Portfolio's assets in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 10% of the total assets of the Fund. However, the Portfolio may only invest more that 10% of its assets in securities subject to puts from the same institution if such puts are issued by a non-controlled person (as defined in the 1940
    Act); (14) make loans, except that the Fund may purchase for a Portfolio the debt securities described above under "Description of the Fund and Its Investments and Risks" and may enter into repurchase agreements as therein described; (15) borrow money, unless (i) the borrowing does not exceed 10% of the total market value of the assets of the Portfolio with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpectedly heavy redemption requests and furthermore each Portfolio will not make additional investments when borrowings exceed 5% of the value of a Portfolio's net assets or (ii) with respect to the U.S. Treasury Portfolio, otherwise provided herein and permissible under the 1940 Act; and (16) pledge, mortgage, assign or encumber any of a Portfolio's assets except to the extent necessary to secure a borrowing permitted by clause (13) made with respect to the Portfolio.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Fund's portfolio's assets will not constitute a violation of such restriction.

Disclosure of Portfolio Holdings

The Fund's Board of Trustees has adopted the Manager's policies and procedures relating to the disclosure of Fund portfolio holdings information (the "Policy"). The Policy prohibits the disclosure of portfolio holdings unless: (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer ("CCO") of the Fund has authorized such disclosure; (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement, where available, with the Fund or its agents and the CCO of the Fund has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information); (3) the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its board of trustees; (4) the disclosure is in connection with (a) a quarterly, semi-annual or annual report that is available to the public or (b) other periodic disclosure that is publicly available; or (5) the disclosure is made pursuant to prior written approval of the CCO of the Fund. The Manager shall not accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of such Fund. Any disclosure made pursuant to Item 5 above is reported to the board at the next quarterly meeting. This Policy may change at any time without prior notice to shareholders.

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Subject to the Fund's policies described in Item 2 above, the Manager and/or the
Fund maintains ongoing arrangements with the following rating or statistical agencies or agencies providing similar functions pursuant to which non-public information about the Fund's portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type, percentage of holdings subject to alternative minimum tax, weighted average maturity of the portfolio, etc.), may be provided:


ENTITY AND TYPE OF INFORMATION                                                  FREQUENCY                 LAG TIME
------------------------------                                                  ---------                 --------

iMoneyNet, Inc. (information derived from the portfolio)                        Weekly                  1 business day lag

Investment Company Institute
(information derived from the portfolio)                                        Monthly                10 business day lag

Lipper, Inc. (information derived from the portfolio)                           Quarterly              15 calendar day lag


In addition, portfolio holdings information may be provided to the Fund's service providers on an as-needed basis in connection with the services provided to the Fund by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Fund's portfolio holdings include the Manager and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, and financial printers. Portfolio holdings information may also be provided to the Fund's Board of Trustees.

The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information provided. Neither the Fund nor the Manager or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements. There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund's portfolio holdings by individuals or entities in possession of such information.

III.  MANAGEMENT OF THE FUND

The Fund's Board of Trustees, which is responsible for the overall management and supervision of the Fund, employs the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Fund's Board of Trustees to serve as officers of the Fund. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.


The Board has an Audit Committee that meets at least annually to assist the Board in selecting, overseeing and setting the compensation of the Fund's independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit or non-audit services performed by the independent registered public accounting firm for the Fund and for pre-approving certain non-audit services performed by the independent registered public accounting firm for the Manager and certain control persons of the Manager. The Audit Committee also meets with the Fund's independent registered public accounting firm to review the Fund's financial statements and to report on its findings to the Board, and to provide the independent registered public accounting firm the opportunity to report on various other matters. The members of the Committee are Dr. W. Giles Mellon, Robert Straniere and Dr. Yung Wong and Edward A. Kuczmarski. The Committee met five times during the fiscal year ended March 31, 2006.

The Board also has a Nominating Committee comprised of Edward A. Kuczmarski, Dr.
W. Giles Mellon, Robert Straniere and Dr. Yung Wong to whose discretion the selection and nomination of trustees who are not "interested persons," as defined in the 1940 Act, of the Fund is committed. The Nominating Committee held one meeting during the fiscal year ended March 31, 2006. Nominees recommended by shareholders are considered by the Nominating Committee to the extent required by applicable law.


The following table shows the Trustees and Officers of the Fund and their principal occupations during the past five years. Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020.


                        Trustees and Officers Information
------------------------------------------------------------------------------------------------------------------------------------
     Name, Address,       Position(s)    Term of                    Principal Occupation(s)                 Number of      Other
        and Age            Held with     Office                           During Past                      Portfolios  Directorships
                              Fund     and Length                           5 Years                         in Fund       held by
                                           of                                                               Complex       Trustee
                                          Time                                                            Overseen by
                                       Served (1)                                                           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees:
------------------------------------------------------------------------------------------------------------------------------------

Edward A. Kuczmarski,    Trustee      Since 2006    Certified Public Accountant and Partner of Hays &       Twelve      Trustee of
Age 56                                              Company LLP since 1980.                                              the Empire
                                                                                                                        Builder Tax
                                                                                                                         Free Bond
                                                                                                                           Fund
------------------------------------------------------------------------------------------------------------------------------------
Dr. W. Giles Mellon,     Trustee      Since 1994    Professor Emeritus of Business Administration in the     Eleven        None
Age 75                                              Graduate School of Management, Rutgers University with
                                                    which he has been associated since 1966.
------------------------------------------------------------------------------------------------------------------------------------
Robert Straniere, Esq.,  Trustee      Since 1994    Owner, Straniere Law Firm since 1980, NYS                Eleven      WPG Funds
Age 65                                              Assemblyman from 1981 to 2004 and counsel at Fisher,                   Group
                                                    Fisher & Berger since 1995.
------------------------------------------------------------------------------------------------------------------------------------
Dr. Yung Wong,           Trustee      Since 1994    Managing Director of Abacus Associates, an               Eleven        None
Age 67                                              investment firm, since 1996.

------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers:
------------------------------------------------------------------------------------------------------------------------------------

Steven W. Duff,        President and  Since 1994    President and Manager of Reich & Tang Asset Management,  Sixteen       None
Age 52                   Trustee (2)                LLC (the "Manager") and President of the Mutual Funds
                                                     Division of the Manager since August 1994.  Mr. Duff is
                                                    also President and Director/Trustee of eight other funds
                                                    in the Reich & Tang Fund Complex, Director of Pax World
                                                    Money Market Fund, Inc., Principal Executive Officer of
                                                    Delafield Fund, Inc. and President and Chief Executive
                                                    Officer of Tax Exempt Proceeds Fund, Inc.   Mr. Duff
                                                    also serves as a Director of Reich & Tang Services, Inc.
                                                    and Reich & Tang Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard De Sanctis,    Vice President Since 2005    Executive Vice President and Chief Financial Officer of      N/A        N/A
Age 49                                              the Manager.  Associated with the Manager since 1990.
                                                    Mr. De Sanctis is also Vice President of ten other funds
                                                    in the Reich & Tang Fund Complex, Vice President and
                                                    Assistant Secretary of Cortland Trust, Inc. and serves
                                                    as Executive Vice President and Chief Financial Officer
                       Treasurer and  From 1994 to  of Reich & Tang Services, Inc. and Reich & Tang
                        Assistant       2004        Distributors, Inc.  Prior to December 2004, Mr. De
                        Secretary                   Sanctis was Treasurer and Assistant Secretary of eleven
                                                    funds in the Reich & Tang Fund Complex and Vice
                                                    President, Treasurer and Assistant Secretary of Cortland
                                                    Trust, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Molly Flewharty,       Vice President Since 1994    Senior Vice President of the Manager. Associated with        N/A        N/A
Age 55                                              the Manager since December 1977. Ms. Flewharty is also
                                                    Vice President of eleven other funds in the Reich & Tang
                                                    Fund Complex.  Ms. Flewharty also services as Senior
                                                    Vice President of Reich & Tang Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,           Chief      Since 2004    Senior Vice President, Compliance Officer and Assistant      N/A         N/A
Age 42                   Compliance                 Secretary of the Manager.  Associated with the Manager
                          Officer                   since June 1986. Ms. Holtzer is also Chief Compliance
                                                    Officer, Secretary and Assistant Treasurer of eleven
                         Secretary    Since 2001    other funds in the Reich & Tang Fund Complex.  Ms.
                                                    Holtzer also serves as Senior Vice President , Assistant
                                                    Secretary and Compliance Officer of Reich & Tang
                         Assistant    Since 1998    Distributors, Inc. and Senior Vice President, Assistant
                         Treasurer                  Secretary and Chief Compliance Officer of Reich & Tang
                                                    Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                   Trustees and Officers Information (Cont'd)
------------------------------------------------------------------------------------------------------------------------------------
     Name, Address,       Position(s)    Term of                    Principal Occupation(s)                 Number of      Other
        and Age            Held with     Office                           During Past                      Portfolios  Directorships
                              Fund     and Length                           5 Years                         in Fund       held by
                                           of                                                               Complex       Trustee
                                          Time                                                            Overseen by
                                       Served (1)                                                           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers:
------------------------------------------------------------------------------------------------------------------------------------

Michael Lydon,           Vice President  Since 2005 Executive Vice President and Chief Operations Officer        N/A         N/A
Age 42                                              of the Manager.  Mr. Lydon has been associated with
                                                    the Manager since January 2005.  Mr. Lydon was Vice
                                                    President at Automatic Data Processing from July 2000
                                                    to December 2004. Prior to July 2000, Mr. Lydon was
                                                    Executive Vice President and Chief Information Officer
                                                    of the Manager.  Mr. Lydon is also Vice President of
                                                    eleven other funds in the Reich & Tang Fund Complex.
                                                    Mr. Lydon also serves as Executive Vice President and
                                                    Chief Operations Officer for Reich & Tang
                                                    Distributors, Inc. and Reich & Tang Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,          Vice President Since 1994 Executive Vice President of the Manager.  Associated         N/A         N/A
Age 49                                              with the Manager since December 1980. Ms. Messina is
                                                    also Vice President of eight other funds in the Reich
                                                    & Tang Fund Complex.  Ms. Messina also serves as
                                                    Executive Vice President of Reich & Tang Distributors,
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
Anthony Pace,             Treasurer and  Since 2004 Vice President of the Manager.  Associated with the          N/A         N/A
Age 40                      Assistant               Manager since September 2004.  Mr. Pace was a Director
                            Secretary               of a Client Service Group at GlobeOp Financial
                                                    Services, Inc. from May 2002 to August 2004 and
                                                    Controller/Director of Mutual Fund Administration for
                                                    Smith Barney Funds Management LLC and Salomon Brothers
                                                    Asset Management Inc. from 1998 to May 2002.  Mr. Pace
                                                    is also Treasurer and Assistant Secretary of eleven
                                                    other funds in the Reich & Tang Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee will hold office for an indefinite term until the earliest of
(i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or
(ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(2) Steven W. Duff may be deemed an interested person of the Fund, as defined in the 1940 Act, due to his affiliation with the Manager.


The following table shows the dollar range of Fund shares beneficially owned by each Trustee as of December 31, 2005:

                                                                                 Aggreagate Dollar Range of Equity
                                                                             in All Funds Overseen or to be Overseen by
                                   Dollar Range of Equity Securities in the  Trustee or Nominee in Family of Investment
Name of Trustee                                  Fund                                    CompaniesS

Disinterested Trustee:
----------------------

Edward A. Kuczmarski                               None                                  $1 - $10,000

Dr. W. Giles Mellon                                None                               $50,000 - $100,000

Robert Straniere                                   None                               $50,000 - $100,000

Dr. Yung Wong                                      None                                  Over $100,000

Interested Trustee:
-------------------

Steven W. Duff                                     None                                  Over $100,000

The Fund paid an aggregate remuneration of $39,314 to its trustees with respect to the period ended March 31, 2006, all of which consisted of Trustees' fees paid to the four disinterested Trustees, pursuant to the terms of the Investment Management Contract (See "Investment Advisory and Other Services" herein).

Trustees of the Fund not affiliated with the Manager receive from the Fund an annual retainer of $5,000 and a fee of $1,200 for each Board of Trustees meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. In addition, the Audit Committee chairman receives an aggregate payment of $1,000 per quarter allocated among certain funds of the Reich & Tang Complex on whose audit committee he serves and each member of the Audit Committee receives an aggregate payment of $750 per Audit Committee meeting attended to be allocated among all the Reich & Tang Funds on whose Audit Committee they serve. Effective January 1, 2006, the Lead Independent Trustee receives an additional annual fee of $8,000 and the Deputy Lead Independent Trustee receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Funds on whose boards they serve in such capacity. Trustees who are affiliated with the Manager do not receive compensation from the Fund. (see "Compensation Table").


                               Compensation Table


                               Compensation Table

                                   Aggregate          Pension or Retirement      Estimated Annual       Total Compensation
     Name of Person,           Compensation from       Benefits Accrued as        Benefits Upon         from Fund and Fund
       Position                    the Fund           Part of Fund Expenses         Retirement           Complex Paid to
                                                                                                             Trustees*

Edward A. Kuczmarski,            $2,586                       0                       0                $17,211 (10 Funds)
Trustee

Dr. W. Giles Mellon,             $12,546                      0                       0                $66,500 (9 Funds)
Trustee

Robert Straniere,                $12,000                      0                       0                $63,500 (9 Funds)
Trustee

Dr. Yung Wong,                   $12,182                      0                       0                $64,500 (9 Funds)
Trustee


* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ended March 31, 2006. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation. A Fund is considered to be part of the same Fund complex if among other things, it shares a common investment adviser with the Fund.


    Information About Proxy Voting

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund toll free at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

IV.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


On June 30, 2006, there were 197,913,326 Class A shares outstanding in the Money Market Portfolio, 374,355,000 Class B shares outstanding in the Money Market Portfolio, 135,274,954 Pinnacle Class shares outstanding in the Money Market Portfolio, 232,313,154 Class A shares outstanding in the U.S. Treasury Portfolio, 732,993,504 Class B shares outstanding in the U.S. Treasury Portfolio and 21,427,340 Pinnacle Class shares outstanding in the U.S. Treasury Portfolio.

As of June 30, 2006, the amount of shares owned by all officers and Trustees of the Fund, as a group, was less than 1% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of June 30, 2006:



Name and Address                                          % of Class                         Ownership

Money Market Portfolio - Class A Shares


Pershing                                                     19.05%                            Record
Attention: Cash Management Services - 9th Fl.
One Pershing Plaza
Jersey City, NJ  07399

Oppenheimer & Co.                                             8.62%                            Record
For the Benefit of Various Customers
125 Board Street
New York, NY 10004

Richard H. Driehaus Foundation                                5.82%                          Beneficial
Cash Management
25 E. Erie Street
Chicago, IL 60611-2735

BNP Paribas Brokerage Services                                5.31%                            Record
As Agent FAO Customers
555 Croton Road
King of Prussia, PA

Money Market Portfolio- Class B Shares

IXIS Asset Mgmt. North America, L.P.                         62.56%                            Record
399 Boylston Street - 13th Fl.
Boston, MA 02116
Attn:  Susan B. Long

Oscar L. Tang Grandchildren's Trust                           9.67%                          Beneficial
C/O Reich & Tang
600 Fifth Avenue
New York, NY 10020

Pinnacle Shares of Money Market Portfolio

NFSC as agent for the exclusive                             100.00%                            Record
Benefit of Customer in Pinnacle Shares
200 Liberty Street
New York, NY  10281

U.S. Treasury Portfolio - Class A Shares

Neuberger Berman                                             36.55%                            Record
For the Exclusive Benefit of Customers
70 Hudson Street
Jersey City, NJ 07320

Driehaus Profit Sharing Cash                                 20.21%                          Beneficial
Attn:  Diane Wallace
25 E. Erie Street
Chicago, IL 60616

Gimmel Partners, LP                                           7.57%                            Record
767 Third Avenue - 21st Floor
New York, NY 10017-9008



Name and Address                                          % of Class                    Ownership (Cont'd)

U.S. Treasury Portfolio - Class A Shares

Driehaus Associates Fund                                      6.44%                            Record
Attn: Diane Wallace
P.O. Box 627
St. Thomas, VI 00804-0627

Driehaus Investments LLC                                      6.40%                          Beneficial
25 E. Erie Street
Chicago, IL 60611-2735

Driehaus Family Partnership                                   5.39%                          Beneficial
Attn:  Diane Wallace
25 E. Erie Street
Chicago, IL 60611-2735

U.S. Treasury Portfolio - Class B Shares

Neuberger Berman                                             81.55%                            Record
For the Exclusive Benefit of Customers
70 Hudson Street
Jersey City, NJ 07320

Pershing                                                     14.47%                            Record
Attention: Cash Management Services - 9th Fl.
One Pershing Plaza
Jersey City, NJ  07399

Pinnacle Shares of U.S. Treasury Portfolio

NFSC as agent for the exclusive                             100.00%                             Record
Benefit of Customer in Pinnacle Shares
200 Liberty Street
New York, NY  10281



V.  INVESTMENT ADVISORY AND OTHER SERVICES


The investment manager for the Fund is Reich & Tang Asset Management, LLC, a Delaware limited liability company with principal offices at 600 Fifth Avenue, New York, New York 10020. The Manager was as of June 30, 2006, investment manager, adviser, or sub-adviser with respect to assets aggregating in excess of $16.8 billion. The Manager acts as investment manager or sub-adviser of eighteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. IXIS Asset Management US Group, L.P. ("IXIS-AMUSGROUP") formerly IXIS Asset Management North America, L.P., is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three affiliated French financial services firms: the Caisse des Depots et Consignations ("CDC"); the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisse d'Epargne; and by CNP Assurances, a French life insurance company.

The fourteen affiliated asset management firms of IXIS-AMUSGROUP collectively, have more than $219.7 billion in assets under management or administration as of June 30, 2006.

On January 26, 2006, the Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, most recently approved the continuance of the Investment

Management Contract for a term extending to March 31, 2007. The contract may be continued in force thereafter for successive twelve-month periods beginning each April 1, provided that such continuance is specifically approved annually by a majority vote of the Fund's outstanding voting securities or by a majority of the Trustees who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. The Manager also provides persons satisfactory to the Board of Trustees of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and trustees of the Fund, may be trustees, officers or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Manager on sixty days' written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.


Under the Investment Management Contract each of the Portfolios will pay an annual management fee of 0.12% of such Portfolio's average daily net assets. The fees are accrued daily and paid monthly. For the fiscal year ended March 31, 2006, March 31, 2005 and March 31, 2004, the Manager received management fees set forth in the table below:




    Fiscal Year                                     Management Fees
    -----------                      ----------------------------------------
     March 31, 2006                   Payable             Waived             Paid
---------------------------------------------------------------------------------------
Money Market Portfolio                $737,039            $176,161           $560,878
---------------------------------------------------------------------------------------
U.S. Treasury Portfolio               $1,017,534          $100,107           $917,427
---------------------------------------------------------------------------------------
     March 31, 2005
---------------------------------------------------------------------------------------
Money Market Portfolio                $436,144           $145,381           $290,763
---------------------------------------------------------------------------------------
U.S. Treasury Portfolio               $899,713              $0              $899,713
---------------------------------------------------------------------------------------
     March 31, 2004
---------------------------------------------------------------------------------------
Money Market Portfolio                $457,906           $152,635           $305,271
---------------------------------------------------------------------------------------
U.S. Treasury Portfolio               $906,650              $0              $906,650
---------------------------------------------------------------------------------------



The Fund's net asset as the close of business on March 31, 2006 totaled $731,453,475 for the Money Market Portfolio and $1,162,387,329 for the U.S. Treasury Portfolio.

Pursuant to an Administrative Services Agreement with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of accounting related services by The Bank of New York, the Fund's accounting agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. For its services under the Administrative Services Contract, the Manager receives an annual fee of 0.05% of each Portfolio's average daily net assets. For the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004, the Manager received the administrative fees set forth in the table below:



    Fiscal Year                                    Administrative Fees
    -----------                      ----------------------------------------
     March 31, 2006                  Payable             Waived             Paid
---------------------------------------------------------------------------------------
Money Market Portfolio               $307,100            $176,160           $130,940
U.S. Treasury Portfolio              $423,972            $364,205           $59,767
---------------------------------------------------------------------------------------
     March 31, 2005
---------------------------------------------------------------------------------------
Money Market Portfolio               $181,726             $145,381         $36,345
---------------------------------------------------------------------------------------
U.S. Treasury Portfolio              $374,881             $225,699         $149,182
---------------------------------------------------------------------------------------
     March 31, 2004
---------------------------------------------------------------------------------------
Money Market Portfolio               $190,794              $76,318         $114,476
--------------------------------------------------------------------------------------
U.S. Treasury Portfolio              $377,354             $275,806         $101,548
--------------------------------------------------------------------------------------


The Manager at its discretion may waive its rights to any portion of the management fee or the administrative services fee and may use any portion of these fees for purposes of shareholder services and distribution of the Fund's shares. There can be no assurance that such fees will be waived in the future.

Investment management fees and operating expenses which are attributable to all Classes of a Portfolio will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day. Additional expenses for shareholder and distribution services provided by Participating Organizations to Fund shareholders pursuant to the Distribution and Service Plan may be compensated by the Fund's distributor from its own resources, which includes the shareholder servicing fee and past profits, or by the Manager from its own resources, which includes the management fee, administrative services fee and past profits. Expenses incurred in the distribution and servicing of Class B and Pinnacle Class shares shall be paid by the Manager (see "Distribution and Service Plan" herein).

Distribution And Service Plan

The Fund's distributor is Reich & Tang Distributors, Inc. (the "Distributor"), a Delaware corporation with principal offices at 600 Fifth Avenue, New York, New York 10020, an affiliate of the Manager. Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Trustees has adopted amended and restated distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares) with the Distributor, as distributor of the Fund's shares.

Under the Distribution Agreement, the Distributor, as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal. The Distribution Agreement provides that the Distributor will receive nominal consideration (i.e., $1.00) for providing distribution related services.

Under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to 0.25% per annum of the Class A shares average daily net assets (the "Shareholder Servicing Fee") for providing or arranging for others to provide personal shareholder services and for the maintenance of shareholder accounts. The Shareholder Servicing Fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to servicing their clients or customers who are Class A shareholders of the Fund. The Class B and Pinnacle shareholders will not be assessed a shareholder servicing fee.


 The following table provides the total fees paid by each Class of the Fund pursuant to the Plan and the manner in which payments were made pursuant to the Plan for certain types of activities for the fiscal year ended March 31, 2006:


------------------------------------------------------------------------------------------------------------------------------------
                                                         Money        U.S.          Money        U.S.        Money      U.S.
                                                         Market       Treasury      Market       Treasury    Market     Treasury
                                                         Portfolio    Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
                                                         Class A      Class A       Class B      Class B     Pinnacle   Pinnacle
                                                         Shares       Shares        Shares       Shares      Shares     Shares
------------------------------------------------------------------------------------------------------------------------------------
Total fees paid by each Class of the Fund under the
Plan:                                                   $406,978      $676,885      $0           $0         $0          $0
------------------------------------------------------------------------------------------------------------------------------------
Payments made by the Manager and Distributor to or on
behalf of Participating Organizations:                  $415,801      $673,597      $1,161       $189,753   $0          $0
------------------------------------------------------------------------------------------------------------------------------------
Breakdown of payments made pursuant to the Plan for certain types of activities:
------------------------------------------------------------------------------------------------------------------------------------
  Advertising:                                          $0            $0            $0           $0         $0          $0
------------------------------------------------------------------------------------------------------------------------------------
  Printing and mailing of prospectuses to other than
  current shareholders:                                 $583          $126          $583         $126       $417        $417
------------------------------------------------------------------------------------------------------------------------------------
  Compensation to underwriters:                         $0            $0            0            $0         $0          $0
------------------------------------------------------------------------------------------------------------------------------------
  Compensation to broker-dealers:                       $415,801      $673,597      $1,161       $189,753   $0          $0
------------------------------------------------------------------------------------------------------------------------------------
  Compensation to sales personnel:                      $38,543       $30,305       $38,542      $30,307    $0          $0
------------------------------------------------------------------------------------------------------------------------------------
  Interest, carrying or other financing charges:        $0            $0            $0            $0        $0          $0
------------------------------------------------------------------------------------------------------------------------------------
  Travel and entertainment for sales personnel:         $3,856        $3,622        $3,855        $3,623    $0          $0
------------------------------------------------------------------------------------------------------------------------------------
  Miscellaneous expenses:                               $580          $490          $580          $490      $0          $0
------------------------------------------------------------------------------------------------------------------------------------



For the fiscal year ended March 31, 2006, the total amount spent pursuant to the Plan for the Class A Money Market Portfolio shares was 0.28% of the average daily net assets of the Class A shares of the Fund, of which 0.25% of the average daily net assets was paid by the Fund to the Distributor, pursuant to the Shareholder Servicing Agreement, and an amount representing 0.03% was paid by the Manager (which may be deemed an indirect payment by the Fund). The excess of such payments over the total payments the Distributor received from the Fund under the Plan represents distribution and servicing expenses funded by the Manager from its own resources, including the management and administrative services fees.

For the fiscal year ended March 31, 2006, the total amount spent pursuant to the Plan for the Class A U.S. Treasury Portfolio shares was 0.26% of the average daily net assets of the Class A shares of the Fund, of which 0.25% of the average daily net assets was paid by the Fund to the Distributor, pursuant to the Shareholder Servicing Agreement, and an amount representing 0.01% was paid by the Manager (which may be deemed an indirect payment by the Fund). The excess of such payments over the total payments the Distributor received from the Fund under the Plan represents distribution and servicing expenses funded by the Manager from its own resources, including the management and administrative services fees.

For the fiscal year ended March 31, 2006, the total amount spent pursuant to the Plan for the Class B Money Market Portfolio shares was 0.01% of the average daily net assets of the Class B shares of the Fund. For the fiscal year ended March 31, 2006, the total amount spent pursuant to the Plan for the Class B U.S. Treasury Portfolio shares was 0.04% of the average daily net assets of the Class B shares of the Fund. These payments represent distribution and servicing expenses funded by the Manager (which may be deemed an indirect payment by the Fund).

For the fiscal year ended March 31, 2006, the total amount spent pursuant to the Plan for the Pinnacle Class of shares of the Money Market Portfolio shares was 0.00% of the average daily net assets of the Pinnacle Class of shares of the Money Market Portfolio. These payments represent distribution and servicing expenses funded by the Manager (which may be deemed an indirect payment by the Fund).

For the fiscal year ended March 31, 2006, the total amount spent pursuant to the Plan for the Pinnacle Class of shares of the U.S. Treasury Portfolio was 0.00% of the average daily net assets of the Pinnacle Class of shares of the U.S. Treasury Portfolio. These payments represent distribution and servicing expenses funded by the Manager (which may be deemed an indirect payment by the Fund).


The Plan and the Shareholder Servicing Agreement provide that, in addition to the shareholder servicing fee, the Distributor will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to the Class A shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing Fund application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits for the following purposes: (i) to pay the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Class A shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's Class A shares; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other personnel in connection with the distribution of the Fund's shares. The Manager, at its expense, also may from time to time provide additional promotional incentives to Participating Organization who sell Fund shares. The Distributor may also make payments from time to time from its own resources, which may include the shareholder service fee and past profits for the purpose enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager or the Distributor for any fiscal year under the Investment Management Contract, Administrative Service Agreement or the Shareholder Servicing Agreement in effect for that year.


The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Class A and B shares of the Fund. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participation Organization to learn more about payments made to them by the Distributor or its affiliates. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


In accordance with Rule 12b-1, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Trustees. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended pursuant to the Plan and identifying the activities for which those expenditures were made.


The Plan was most recently approved on January 26, 2006, to continue in effect until March 31, 2007. Thereafter, the Plan may continue in effect for successive annual periods commencing April 1, provided it is approved by the shareholders or by the Board of Trustees. This includes a majority of Trustees who are not interested persons of the

Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund pursuant to the Plan without shareholder approval, and that other material amendments must be approved by the Trustees including a majority of Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The Plan may be terminated at any time by a vote of a majority of the disinterested Trustees of the Fund or the Fund's shareholders, respectively.

Custodian And Transfer Agent


The Bank of New York, 2 Hanson - 7th Floor, Brooklyn, NY 11217, is custodian for the Fund's cash and securities. Reich & Tang Services, Inc. ("Reich & Tang"), an affiliate of the Manager, located at 600 Fifth Avenue, New York, NY 10020, is transfer agent and dividend agent for the shares of the Fund. As transfer agent, Reich & Tang performs various functions including the processing of shareholder purchase, redemption and exchange transactions and the maintenance of shareholder records regarding such transactions. As dividend agent, Reich & Tang makes dividend payments to Fund shareholders on behalf of the Fund and performs certain recordkeeping and reporting functions regarding such payments. Pursuant to the Transfer Agency Agreement between Reich & "Tang and the Fund, Reich & Tang, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of each class of shares of the Fund. For the year ended March 31, 2006, these fees amounted to a net annual rate of 0.01% anbd 0.02% of the monthly average net assets of the Money Market Portfolio and U.S. Treasury Portfolio, respectively. The custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the Fund.


Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, NY 10022.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, independent registered public accounting firm, have been selected as the independent registered public accountants for the Fund.

VI.  BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund has paid no brokerage commissions since its formation. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Thus, the Fund will select a broker for such a transaction based upon which broker can effect the trade at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund purchases participation certificates in variable rate Municipal Securities with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may be or become managed by the Manager or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Manager are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Manager or its affiliates acting as principal to the extent prohibited by applicable law. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

VII.  CAPITAL STOCK AND OTHER SECURITIES

The Fund has an unlimited authorized number of shares of beneficial interest, having a par value of one tenth of one cent ($.01) per share. These shares are entitled to one vote per share with proportional voting for fractional shares. The Fund's Board of Trustees is authorized to divide the shares into separate series of shares, one for each of the Portfolios that may be created. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

Each Portfolio of the Fund is subdivided into three Classes of shares of beneficial interest, Class A, Class B and Pinnacle Class. Each share, regardless of Class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) the Class A, Class B and Pinnacle Class shares will have different Class designations; (ii) only the Class A shares are assessed a service fee pursuant to the Plan of 0.25% of the Class' shares' average daily net assets; (iii) each Class of each Portfolio will vote separately on matters relating solely to that Class under the Plan and any related agreements in accordance with provisions of Rule 12b-1; and (iv) the exchange privilege will permit stockholders to exchange their shares only for shares of the same Class of any other Portfolio of the Fund. Payments that are made under the Plan will be calculated and charged daily to the appropriate Class prior to determining daily net asset value per share and dividends/distributions.

Under its Declaration of Trust, the Fund has the right to redeem for cash shares owned by any shareholder to the extent and at such times as the Fund's Board of Trustees determines to be necessary or appropriate to prevent an undue concentration share ownership which would cause the Fund to become a "personal holding company" for federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Trustees can elect 100% of the Trustees if the holders choose to do so. In that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees. The Fund will not issue certificates evidencing Fund shares.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual or special meetings only (i) for the election (or re-election) of Trustees, (ii) for approval of the revised investment advisory contracts with respect to a particular class or series of beneficial interest, (iii) for approval of the Fund's distribution agreement with respect to a particular class or series of beneficial interest, and (iv) upon the written request of shareholders entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, including the removal of Fund Trustee(s) and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until his successor is elected or qualified, or until such Trustee sooner dies, resigns, retires or is removed by the vote of the shareholders.

VIII.  PURCHASE, REDEMPTION AND PRICING OF SHARES

The material relating to the purchase, redemption and pricing of shares for each Class of shares is located in the Shareholder Information section of each Prospectus and is hereby incorporated by reference.

Net Asset Value

The Fund does not determine net asset value per share on (i) any day in which the New York Stock Exchange is closed for trading (i.e., New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and (ii) Columbus Day and Veterans' Day. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

The net asset value of each Portfolio of the Fund's shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day (as defined in the Prospectus). The net asset value of a Portfolio is computed by dividing the value of the net assets for such Portfolio (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding for such Portfolio.

The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Fund's Board of Trustees has established procedures to stabilize the net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the Fund's $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Manager determines present minimal credit risks, and will comply with certain reporting and record keeping procedures. The Fund has also established procedures to ensure compliance with the requirement that portfolio securities are First Tier Eligible Securities. (See "Description of the Fund and Its Investments and Risks" herein.)

IX.  TAXATION OF THE FUND


The Fund, for each portfolio, has elected to qualify and has qualified in the past to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code. By meeting these requirements, the Fund generally will not be subject to federal income tax on its investment company taxable income distributed to shareholders or on its net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund in a notice to shareholders as capital gain dividends and distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will generally be eligible for taxation to shareholders as dividend income to the extent of the Fund's current or accumulated earnings and profits. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid.


Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may subject the Fund to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years.

Generally, on the sale or exchange of obligations held for more than one year, gain realized by the Fund that is not attributable to accrued market discount will be long-term capital gain. However, gain on the disposition of a bond purchased at a market discount generally will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. The Municipal Portfolio intends to hold sufficient municipal obligations that pay interest which is exempt from regular federal income tax under Code Section 103 in order for the Municipal Portfolio to qualify to pay exempt-interest dividends. A shareholder receiving an exempt-interest dividend may treat it as an item of interest excludable from gross income under Code Section 103 for purposes of calculating regular federal income tax liability. Distributions from the Fund are not eligible for the dividends-received deduction available to corporations. Distributions of net capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the federal tax status of distributions.

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss, depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 15% on capital gains resulting from the disposition of shares held for more than 12 months. A loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less.

Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect to be eligible to elect to allow shareholders to claim such foreign taxes as a credit against their U.S. tax liability.


The Fund is required to report to the IRS all distributions to shareholders except in the case of certain exempt shareholders. Distributions by the Fund (other than distributions to exempt shareholders) are generally subject to backup withholding of federal income tax if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Recent federal tax legislation has lowered the rate of backup withholding to 28%. If the withholding provisions are applicable, distributions (whether requested to be reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld maybe credited against a shareholder's ultimate federal income tax liability if appropriate documentation is provided.


The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty if one applies).

Distributions from the U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. The preceeding discussion assumes that a shareholder is subject to tax as a resident of the United States, is not subject to special taxing rules, holds its shares as capital assets and not part of a hedge or straddle transaction. Investors should consult their own tax advisors regarding specific questions as to federal, state, local or foreign taxes.

X.  UNDERWRITERS

The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a sales charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. The Distributor does not receive an underwriting commission. In effecting sales of Fund shares under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act (the "Act"), repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies. The Act grants banks authority to conduct certain authorized activity through financial subsidiaries. In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register ad dealers pursuant to state law.

XII.  FINANCIAL STATEMENTS


The audited financial statements for the Fund for the fiscal year ended March 31, 2006, and the report therein of PricewaterhouseCoopers LLP, are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

DESCRIPTION OF RATINGS*

Description of Moody's Investors Service, Inc.'s Two Highest Municipal Bond
Ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Con. ( c ): Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (i) earnings of projects under construction, (ii) earnings of projects unseasoned in operating experience, (iii) rentals which begin when facilities are completed, or (iv) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Description of Moody's Investors Service, Inc.'s Two Highest Ratings of State and Municipal Notes and Other Short-Term Loans:

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1: Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2: Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Description of Standard & Poor's Rating Services Two Highest Debt Ratings:

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

Plus ( + ) or Minus ( - ): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Standard & Poor's does not provide ratings for state and municipal notes.

Description of Standard & Poor's Rating Services Two Highest Commercial Paper
Ratings:

A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody's Investors  Service,  Inc.'s Two Highest  Commercial Paper
Ratings:

Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

* As described by the rating agencies.

                           PART C - OTHER INFORMATION

Item 23. Exhibits.

         (a) Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

         (b) Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

         (c)      Not applicable.

         (d) Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

         (e) Distribution Agreement dated October 30, 2000, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

         (f)      Not applicable.

         (g)      Custody Agreement between the Registrant and The Bank of New
                  York.

         (h) Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

         (h.1) Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.


         (h.2) Fund Accounting Agreement between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

         (h.3) Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.


         (i) Opinion of Dechert, Price & Rhoads as to the legality of the securities being registered filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

         (i.1) Consent of Paul, Hastings, Janofsky & Walker LLP to the use of their name in the Registration Statement.

         (j)      Consent of Independent Registered Public Accounting Firm.


          (k) Audited Financial Statements for the fiscal year ended March 31, 2006 filed with the Annual Report on Form N-CSR on June 2, 2006, and incorporated herein by reference.


         (l) Written assurance of New England Investment Companies, L.P. that its purchase of shares of the registrant was for investment purposes without any present intention of redeeming or reselling filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

         (m) Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended January 29, 2004 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on July 29, 2004, and incorporated herein by reference.

         (m.1) Distribution Agreement dated October 30, 2000, between the Registrant and Reich & Tang Distributors, Inc. (see Exhibit e.)

         (m.2) Shareholder Servicing Agreement dated October 30, 2000, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

         (n) Amendment No. 9 to Rule 18f-3 Multi-Class Plan filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

         (o)      Reserved.

         (p) There are no 17j-1 Codes of Ethics applicable to the Registrant because the Registrant is a money market fund.

         (q) Powers of Attorney filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

         (q.1)    Power of Attorney for Edward A. Kuczmarski.

Item 24.   Persons Controlled by or Under Common Control with Registrant.


         The following open-end management investment companies may be considered to be under common control with the Registrant: California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., Pax World Money Market Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

Item 25.   Indemnification.

         The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 26.   Business and Other Connections of the Investment Adviser.

         The description of Reich & Tang Asset Management, LLC ("RTAMLLC") under the caption "Management, Organization and Capital Structure" in the Prospectus and "Investment Advisory and Other Services" and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement are incorporated herein by reference.


         RTAMLLC is a limited liability company that is a wholly-owned subsidiary of IXIS Asset Management US GROUP, L.P. ("IXIS-AMUSGROUP"). IXIS-AMUSGROUP is the managing member and direct owner of RTAMLLC.


         Michael D. Appleton is Vice President, Chief Compliance Officer and Secretary of RTAMLLC. Mr. Appleton has been associated with RTAMLLC and its predecessors since April 2000. Mr. Appleton is also Vice President, Chief Compliance Officer and Secretary of Reich & Tang Distributors, Inc. and Vice President, Compliance Officer and Secretary of Reich & Tang Services, Inc.


         Beverly M. Bearden is a Manager of RTAMLLC since May 2002. She is also Executive Vice President, Human Resources, of IXIS-AMUSGROUP. She is also Executive Vice President, Human Resources of IXIS AMUSGROUP. Ms. Bearden was Second Vice President of The New England (NE Mutual Insurance Company) from March 1983 to September 1993, Human Resource Assistant at Citicorp from February 1982 to March 1983, Human Resource Assistant at Hannaford Brothers from September 1979 to November 1981 and Auditor at Casco Bank & Trust from July 1977 to September 1979. Ms. Bearden is also a Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.J. Dennis Delafield is a Managing Director of RTAMLLC. Mr. Delafield has been associated with RTAMLLC and its predecessors since December 1991 and is also Chairman, CEO and Director of Delafield Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020.

         Richard De Sanctis is Executive Vice President and Chief Financial Officer of RTAMLLC. Mr. De Sanctis has been associated with RTAMLLC and its predecessors since December 1990. Mr. DeSanctis is also Vice President of eleven funds in the Reich and Tang Complex, Vice President and Assistant Secretary of Cortland Trust, Inc. Mr. De Sanctis is also Executive Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


         Steven W. Duff is a Manager and President of RTAMLLC and is President and Chief Executive Officer of the Mutual Funds division. Mr. Duff has been associated with RTAMLLC and its predecessors since August 1994. Mr. Duff is also President and a Director/Trustee of nine funds in the Reich & Tang Fund Complex, Director of Pax World Money Market Fund, Inc., Principal Executive Officer of Delafield Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Duff also serves as a Director of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

         Molly Flewharty is a Senior Vice President of the Mutual Funds division of RTAMLLC. Ms. Flewharty has been associated with RTAMLLC and its predecessors since December 1977 and is also Vice President of twelve funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Ms. Flewharty also serves as Senior Vice President of Reich & Tang Distributors, Inc.

         Barbara Francis is a Vice President of RTAMLLC. Ms. Francis has been associated with RTAMLLC and its predecessors since January 1997. Ms. Francis is also a Vice President of Reich & Tang Services, Inc.


         Christopher Gill is a Senior Vice President of RTAMLLC. Mr. Gill has been associated with RTAMLLC and its predecessors since February 1994. Mr. Gill is also a Vice President of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


         Thomas Hernly is a Vice President of RTAMLLC. Mr. Hernly has been associated with RTAMLLC and its predecessors since March 1996. Mr. Hernly is also a Vice President of Reich & Tang Services, Inc.

         Rosanne Holtzer is Senior Vice President, Compliance Officer and Assistant Secretary of the Mutual Funds division of RTAMLLC. Ms. Holtzer has been associated with RTAMLLC and its predecessors since June 1986. Ms. Holtzer is also Chief Compliance Officer, Secretary and Assistant Treasurer of twelve funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Ms. Holtzer also serves as Senior Vice President, Assistant Secretary and Compliance Officer of Reich & Tang Distributors, Inc. and Senior Vice President, Assistant Secretary and Chief Compliance Officer of Reich & Tang Services, Inc.


         Joseph Jerkovich is a Senior Vice President and Controller of RTAMLLC. Mr. Jerkovich has been associated with RTAMLLC since September 2004. Mr. Jerkovich is also Vice President and Controller of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


         Cleo Kotis is a Vice President of RTAMLLC. Ms. Kotis has been associated with RTAMLLC and its predecessors since December 1993 and is also Chief Operations Officer and Vice President of Delafield Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020.


         Michael Lydon is Executive Vice President and Chief Operations Officer of RTAMLLC. Mr. Lydon has been associated with RTAMLLC since January 2005. Mr. Lydon was Vice President at Automated Data Processing from July 2000 to December 2004. Prior to July 2000, Mr. Lydon was Executive Vice President and Chief Information Officer of RTAMLLC. Mr. Lydon is also Vice President of twelve funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Lydon is also Executive Vice President and Chief Operations Officer for Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


         Christine Manna is a Vice President of RTAMLLC. Ms. Manna has been associated with RTAMLLC and its predecessors since June 1995. Ms. Manna is also a Vice President of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

         Dana E. Messina is an Executive Vice President of the Mutual Funds division of RTAMLLC. Ms. Messina has been associated with RTAMLLC and its predecessors since December 1980 and is also Vice President of nine funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Ms. Messina also serves as Executive Vice President of Reich & Tang Distributors, Inc.

         Andrew Mintz is a Senior Vice President of RTAMLLC. Mr. Mintz has been associated with RTAMLLC and its predecessors since March 1991. Mr. Mintz is also a Senior Vice President of Reich & Tang Services, Inc.

         Marty O'Connor is a Vice President of RTAMLLC. Mr. O'Connor has been associated with RTAMLLC and its predecessors since March 1992. Mr. O'Connor is also a Vice President of Reich & Tang Services, Inc.


         Anthony Pace is a Vice President of the Mutual Funds Division of RTAMLLC. Mr. Pace has been associated with RTAMLLC and its predecessors since September 2004. Mr. Pace was a Director of a Client Service Group at GlobeOp Financial Services, Inc. from May 2002 to August 2004 and Controller/Director of Mutual Fund Administration for Smith Barney Funds Management, LLC and Salomon Brothers Asset Management Inc. from 1998 to May 2002. Mr. Pace is also Treasurer and Assistant Secretary of twelve funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020.

         Jeffrey D. Plunkett is a Manager of RTAMLLC. He is also Executive Vice President and Group General Counsel of IXIS-AMUSGROUP since 2001 and served as Senior Vice President and Associate General Counsel of IXIS-AMUSGROUP from 1996 to 2000. Mr. Plunkett is also Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

         Richard Preuss is a Vice President of RTAMLLC. Mr. Preuss has been associated with RTAMLLC and its predecessors since July 1986. Mr. Preuss is also a Vice President of Reich & Tang Services, Inc.


         G. Neal Ryland is a Manager of RTAMLLC. Mr. Ryland was a Director of Reich & Tang Asset Management, Inc. from July 1994 until March 2001. Reich & Tang Asset Management, Inc. was the general partner of Reich & Tang Asset Management, L.P. (the predecessor of RTAMLLC). He is also Executive Vice President, Risk Management of IXIS-AMUSGROUP and Chief Financial Officer of IXIS-AMUSGROUP and IXIS Asset Management US Corporation, the majority interest holder in IXIS-AMUSGROUP . Mr. Ryland was Executive Vice President and Chief Financial Officer of Nvest Corporation and its general partner, Nvest, L.P. companies from December 1996 to October 2000. Mr. Ryland is a Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

         Vincent Sellecchia is a Chief Information Officer and Managing Director of RTAMLLC. Mr. Sellecchia has been associated with RTAMLLC and its predecessors since December 1991 and is also President of Delafield Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020.


         Richard E. Smith, III is a Manager of RTAMLLC and is President and Chief Operating Officer of the Capital Management division. Mr. Smith has been associated with RTAMLLC and its predecessors since July 1994. Mr. Smith is also President and Director of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

         Irene Ward is a Senior Vice President of the Mutual Funds division of RTAMLLC. Ms. Ward has been associated with RTAMLLC and its predecessors since March 1986 and is also Vice President of Tax Exempt Proceeds Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020. Ms. Ward is also Senior Vice President of Reich & Tang Services, Inc.


         Naomi Friedland-Wechler is a Executive Vice President and General Counsel of RTAMLLC. Ms. Friedland-Wechsler has been associated with RTAMLLC since April 2006.

         Richard I. Weiner is a Vice President of RTAMLLC. Mr. Weiner has been associated with RTAMLLC and its predecessors since August 1970. Mr. Weiner is also a Vice President of Reich & Tang Distributors, Inc.

Item 27.  Principal Underwriters.

         (a) Reich & Tang Distributors, Inc., the Registrant's distributor, is also the distributor of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., Pax World Money Market Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.


         (b) The following are the directors and officers of Reich & Tang Distributors, Inc. The principal business address of Ms. Bearden and Messrs. Plunkett and Ryland is 399 Boylston Street, Boston, MA 02116. For all other persons the principal address is 600 Fifth Avenue, New York, New York 10020.



Name                       Positions and Offices with the Distributor                   Positions and Offices with the Registrant
----                       ------------------------------------------                   -----------------------------------------
Michael Appleton           Vice President, Chief Compliance Officer and Secretary       None

Beverly M. Bearden         Director                                                     None

Richard De Sanctis         Executive Vice President and Chief Financial Officer         Vice President
Steven W. Duff             Director                                                     President and Director
Molly Flewharty            Senior Vice President                                        Vice President
Christopher Gill           Vice President                                               None
Rosanne Holtzer            Senior Vice President, Compliance Officer and Assistant      Chief Compliance Officer, Secretary and
                           Secretary                                                    Secretary and Asst. Treasurer
Joseph Jerkovich           Vice President and Controller                                None
Michael Lydon              Executive Vice President and Chief Operations Officer        Vice President
Christine Manna            Vice President                                               None
Dana Messina               Executive Vice President                                     Vice President
Jeffrey D. Plunkett        Director                                                     None
G. Neal Ryland             Director                                                     None
Richard E. Smith III       President and Director                                       None
Richard Weiner             Vice President                                               None


         (c) Not applicable.

Item 28.   Location of Accounts and Records.


         Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020, the Registrant's manager; and at The Bank of New York, 2 Hanson Place - 7th Floor, Brooklyn, NY 11217, the Registrant's custodian; and at Reich & Tang Services, Inc., 600 Fifth Avenue, New York, NY 10020, the Registrant's transfer agent and dividend disbursing agent.


Item 29.   Management Services.

          Not applicable.

Item 30.   Undertakings.

          Not applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28 day of July, 2006.



                                           INSTITUTIONAL DAILY INCOME FUND



                                           By:     /s/Steven W. Duff
                                                   ----------------------
                                                   Steven W. Duff
                                                   President


                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on July 28, 2006.



            SIGNATURE                          TITLE               DATE
            ---------                          -----               ----

(1)      Principal Executive
         Officer



         /s/Steven W. Duff                    President           July 28, 2006
         -----------------

         Steven W. Duff


(2)      Principal Financial and
         Accounting Officer


         /s/Anthony Pace                      Treasurer           July 28, 2006
         ---------------
         Anthony Pace



(3)      Majority of Directors



         /s/Steven W. Duff                    Director            July 28, 2006
         -----------------

         Steven W. Duff


         Dr. W. Giles Mellon*   Trustee
         Dr. Yung Wong*         Trustee
         Robert Straniere*      Trustee

         Edward A. Kuczmarski** Trustee                           July 28, 2006




By:      /s/Rosanne Holtzer                                       July 28, 2006
         ------------------


         Rosanne Holtzer
         Attorney-in-Fact*


* Powers of Attorney filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

**      Power of Attorney filed as Exhibit (q.1).

                                  EXHIBIT INDEX

        (g)   Custody Agreement between the Registrant and The Bank of New York.


        (i.1) Consent of Paul, Hastings, Janofsky & Walker LLP to use of their name in the Registration Statement filed herewith.

        (j)   Consent of Independent Registered Public Accounting Firm.

        (q.1) Power of Attorney for Edward A. Kuczmarski.